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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file

number 811-07890

                              AIM Tax-Exempt Funds
               (Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 100 Houston, Texas                            77046
  (Address of principal executive offices)                           (Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 3/31

Date of reporting period: 12/31/05

Item 1.  Schedule of Investments.

                         AIM HIGH INCOME MUNICIPAL FUND
          Quarterly Schedule of Portfolio Holdings o December 31, 2005


YOUR GOALS. OUR SOLUTIONS.                    [AIM INVESTMENT LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com               HIM-QTR-1 12/05            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
December 31, 2005
(Unaudited)

                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                                       (000)                VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--99.45%
ARIZONA--1.13%
Centerra Community Facilities District; Unlimited Tax
Series 2005 GO
5.50%, 07/15/29                                                                      (a)              $  400              $  403,684
------------------------------------------------------------------------------------------------------------------------------------
Pima (County of) Industrial Development Authority
(Desert Heights Charter School); Educational Facilities
Series 2003 IDR
7.25%, 08/01/19                                                                      (a)                 830                 862,727
------------------------------------------------------------------------------------------------------------------------------------
Pima (County of) Industrial Development Authority
(Horizon Community Learning Center); Refunding Series
2005 IDR
5.25%, 06/01/35                                                                      (a)               1,500               1,473,450
------------------------------------------------------------------------------------------------------------------------------------
Scottsdale (City of) Industrial Development Authority
(Scottsdale Healthcare); Hospital Series 2001 IDR
5.80%, 12/01/31                                                                      (a)                 500                 536,125
------------------------------------------------------------------------------------------------------------------------------------
Tucson (City of) Industrial Development Authority
(Arizona AgriBusiness & Equine Center Inc.); Educational
Facilities Series 2004 A IDR
6.13%, 09/01/34                                                                      (a)                 500                 513,625
====================================================================================================================================
                                                                                                                           3,789,611
====================================================================================================================================

CALIFORNIA--2.05%
California (State of) Educational Facilities Authority
(Fresno Pacific University); Series 2000 A RB
6.75%, 03/01/19                                                                      (a)               1,000               1,091,060
------------------------------------------------------------------------------------------------------------------------------------
California (State of) Educational Facilities Authority
(Keck Graduate Institute); Series 2000 RB
6.75%, 06/01/30                                                                      (a)                 390                 425,938
------------------------------------------------------------------------------------------------------------------------------------
California (State of) Health Facilities Financing
Authority (Cedars-Sinai Medical Center); Refunding
Series 2005 RB
5.00%, 11/15/27                                                                      (a)               1,000               1,023,400
------------------------------------------------------------------------------------------------------------------------------------
California (State of) Statewide Communities Development
Authority (Hospice of Napa Valley Project); Series 2004
A RB
7.00%, 01/01/34                                                                      (a)                 900                 940,275
------------------------------------------------------------------------------------------------------------------------------------
California (State of) Statewide Communities Development
Authority (Notre Dame de Namur University); Series 2003
RB
6.50%, 10/01/23                                                                      (a)               1,000               1,028,960
------------------------------------------------------------------------------------------------------------------------------------
Golden State Tobacco Securitization Corp.; Asset-Backed
Series 2005 A RB (INS-Financial Guaranty Insurance Co.)
5.00%, 06/01/35                                                                      (a)(b)              500                 519,445
------------------------------------------------------------------------------------------------------------------------------------
Turlock (City of) Health Facilities Authority (Emanuel
Medical Center Inc.); Series 2004 COP
5.00%, 10/15/24                                                                      (a)                 980                 988,242
------------------------------------------------------------------------------------------------------------------------------------
5.38%, 10/15/34                                                                      (a)                 800                 819,328
====================================================================================================================================
                                                                                                                           6,836,648
====================================================================================================================================

                                                                                                     PRINCIPAL
                                                                                                       AMOUNT
                                                                                                        (000)                VALUE
------------------------------------------------------------------------------------------------------------------------------------
COLORADO--12.22%
Antelope Heights Metropolitan District; Limited Tax
Series 2003 GO
8.00%, 12/01/23                                                                      (a)              $  500              $  549,970
------------------------------------------------------------------------------------------------------------------------------------
Arista Metropolitan District; Limited Tax Series 2005 GO
6.75%, 12/01/35                                                                      (a)               2,000               2,046,120
------------------------------------------------------------------------------------------------------------------------------------
Beacon Point Metropolitan District; Limited Tax Series
2005 A GO
6.25%, 12/01/35                                                                      (a)               1,500               1,510,920
------------------------------------------------------------------------------------------------------------------------------------
Bradburn Metropolitan District No. 3; Limited Tax Series
2003 GO
7.50%, 12/01/33                                                                      (a)                 500                 536,590
------------------------------------------------------------------------------------------------------------------------------------
Bromley Park Metropolitan District No. 2; Limited Tax
Series 2002 B GO
8.05%, 12/01/32                                                                      (a)                 500                 537,235
------------------------------------------------------------------------------------------------------------------------------------
Bromley Park Metropolitan District No. 2; Limited Tax
Series 2003 GO
8.05%, 12/01/32                                                                      (a)                 750                 805,852
------------------------------------------------------------------------------------------------------------------------------------
Buckhorn Valley Metropolitan District No. 2; Limited Tax
Series 2003 GO
7.00%, 12/01/23                                                                      (a)                 500                 502,820
------------------------------------------------------------------------------------------------------------------------------------
Castle Oaks Metropolitan District; Limited Tax Series
2005 GO
6.00%, 12/01/25                                                                      (a)               1,000                 992,480
------------------------------------------------------------------------------------------------------------------------------------
6.13%, 12/01/35                                                                      (a)               1,500               1,485,690
------------------------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural Facilities
Authority (Academy Charter School Project); Series 2000
RB
7.13%, 12/15/30                                                                      (a)               1,195               1,302,837
------------------------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural Facilities
Authority (Charter School-Denver Arts School Project);
Series 2003 RB
8.00%, 05/01/34                                                                      (a)                 500                 535,370
------------------------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural Facilities
Authority (Charter School-Excel Academy Project); Series
2003 RB
7.30%, 12/01/11                                                                      (a)(c)(d)           570                 681,247
------------------------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural Facilities
Authority (Charter School-Knowledge Quest Project);
Series 2005 RB
6.50%, 05/01/36                                                                      (a)                 945                 967,000
------------------------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural Facilities
Authority (Charter School-Littleton Academy Building
Project); Series 2002 RB
6.00%, 01/15/22                                                                      (a)                 500                 522,830
------------------------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural Facilities
Authority (Charter School-Peak to Peak Project);
Refunding & Improvement Series 2004 RB (INS-XL Capital
Assurance Inc.)
5.25%, 08/15/24                                                                      (a)(b)              500                 540,590
------------------------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural Facilities
Authority (Charter School-Peak to Peak Project); Series
2001 RB
7.63%, 08/15/11                                                                      (a)(c)(d)           500                 603,655
------------------------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural Facilities
Authority (Charter School-Pioneer Charter Project);
Series 2003 RB
7.75%, 10/15/33                                                                      (a)                 735                 772,735
------------------------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural Facilities
Authority (Charter School-Platte Academy Project);
Series 2002 A RB
7.25%, 03/01/10                                                                      (a)(c)(d)           500                 560,405
------------------------------------------------------------------------------------------------------------------------------------
7.25%, 03/01/10                                                                      (a)(c)(d)           500                 572,105
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT
                                                                                                        (000)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)
Colorado (State of) Educational & Cultural Facilities
Authority (Charter School-Ridgeview Classical Schools
Project); Series 2005 A RB (INS-XL Capital Assurance
Inc.)
5.50%, 08/15/25                                                                      (a)(b)           $  445              $  490,341
------------------------------------------------------------------------------------------------------------------------------------
5.50%, 08/15/35                                                                      (a)(b)              555                 601,498
------------------------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural Facilities
Authority (Charter School-University Lab School
Project); Series 2001 RB
6.13%, 06/01/11                                                                      (a)(c)(d)           150                 168,684
------------------------------------------------------------------------------------------------------------------------------------
6.25%, 06/01/11                                                                      (a)(c)(d)           500                 565,325
------------------------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural Facilities
Authority (Denver Academy Inc. Project); Refunding
Series 2003 A RB
7.00%, 11/01/23                                                                      (a)                 500                 549,010
------------------------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural Facilities
Authority (Denver Science & Technology Project); Series
2004 RB
5.00%, 12/01/13                                                                      (a)                 750                 777,112
------------------------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural Facilities
Authority (Heritage Christian School); Series 2004 A RB
7.50%, 06/01/34                                                                      (a)               1,000               1,109,450
------------------------------------------------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities Authority
(Portercare Adventist Health); Hospital Series 2001 RB
6.50%, 11/15/11                                                                      (a)(c)(d)           500                 580,035
------------------------------------------------------------------------------------------------------------------------------------
Conservatory Metropolitan District; Limited Tax Series
2003 GO
7.50%, 12/01/27                                                                      (a)                 750                 826,185
------------------------------------------------------------------------------------------------------------------------------------
Conservatory Metropolitan District; Limited Tax Series
2005 GO
6.75%, 12/01/34                                                                      (a)                 810                 842,894
------------------------------------------------------------------------------------------------------------------------------------
Denver (City of) Health & Hospital Authority; Refunding
Health Care Series 2004 A RB
6.25%, 12/01/33                                                                      (a)                 500                 537,015
------------------------------------------------------------------------------------------------------------------------------------
Denver West Metropolitan District; Unlimited Tax Series
2005 B GO
5.25%, 12/01/30                                                                      (a)               1,000               1,024,430
------------------------------------------------------------------------------------------------------------------------------------
High Plains Metropolitan District; Limited Tax Series
2005 A GO
6.25%, 12/01/35                                                                      (a)                 750                 755,460
------------------------------------------------------------------------------------------------------------------------------------
Montrose (County of) (Homestead at Montrose Inc.);
Health Care Facilities Series 2003 A RB
5.75%, 02/01/15                                                                      (a)                 250                 256,152
------------------------------------------------------------------------------------------------------------------------------------
6.75%, 02/01/22                                                                      (a)                 200                 206,126
------------------------------------------------------------------------------------------------------------------------------------
7.00%, 02/01/25                                                                      (a)                 800                 827,144
------------------------------------------------------------------------------------------------------------------------------------
Neu Towne Metropolitan District; Limited Tax Series 2004
GO
7.25%, 12/01/34                                                                      (a)                 775                 830,335
------------------------------------------------------------------------------------------------------------------------------------
Northwest Metropolitan District No. 3; Limited Tax
Series 2005 GO
6.13%, 12/01/25                                                                      (a)               1,000               1,004,140
------------------------------------------------------------------------------------------------------------------------------------
6.25%, 12/01/35                                                                      (a)               2,000               2,008,220
------------------------------------------------------------------------------------------------------------------------------------
Piney Creek Village Metropolitan District; Limited Tax
Series 2005 GO
5.50%, 12/01/35                                                                      (a)               1,200               1,205,496
------------------------------------------------------------------------------------------------------------------------------------
Riverdale Peaks II Metropolitan District; Unlimited Tax
Series 2005 GO
6.50%, 12/01/35                                                                      (a)               1,000               1,001,090
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     PRINCIPAL
                                                                                                       AMOUNT
                                                                                                        (000)                VALUE
------------------------------------------------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)
Saddle Rock South Metropolitan District No. 2 (Mill Levy
Obligation); Limited Tax Series 2000 GO
7.20%, 12/01/19                                                                      (a)              $  500              $  524,630
------------------------------------------------------------------------------------------------------------------------------------
Serenity Ridge Metropolitan District No. 2; Limited Tax
Series 2004 GO
7.50%, 12/01/34                                                                      (a)                 750                 816,247
------------------------------------------------------------------------------------------------------------------------------------
Southlands Metropolitan District No. 1; Unlimited Tax
Series 2004 GO
6.75%, 12/01/16                                                                      (a)                 500                 547,440
------------------------------------------------------------------------------------------------------------------------------------
7.13%, 12/01/34                                                                      (a)                 500                 545,815
------------------------------------------------------------------------------------------------------------------------------------
Table Rock Metropolitan District; Limited Tax Series
2003 GO
7.00%, 12/01/33                                                                      (a)                 750                 777,330
------------------------------------------------------------------------------------------------------------------------------------
University of Northern Colorado; Refunding & Improvement
Auxiliary Facilities System Series 2001 RB (INS-Ambac
Assurance Corp.)
5.00%, 06/01/23                                                                      (a)(b)            1,000               1,036,820
------------------------------------------------------------------------------------------------------------------------------------
Wheatlands Metropolitan District No. 2; Limited Tax
Series 2005 GO
6.00%, 12/01/25                                                                      (a)                 580                 584,837
------------------------------------------------------------------------------------------------------------------------------------
6.13%, 12/01/35                                                                      (a)               2,000               2,015,100
------------------------------------------------------------------------------------------------------------------------------------
Wyndham Hill Metropolitan District No. 2; Limited Tax
Series 2005 GO
6.25%, 12/01/25                                                                      (a)                 750                 759,622
------------------------------------------------------------------------------------------------------------------------------------
6.38%, 12/01/35                                                                      (a)               1,000               1,012,460
====================================================================================================================================
                                                                                                                          40,812,894
====================================================================================================================================

DISTRICT OF COLUMBIA--0.76%
District of Columbia Tobacco Settlement Financing Corp.;
Asset-Backed Series 2001 RB
6.25%, 05/15/24                                                                      (a)                 500                 526,430
------------------------------------------------------------------------------------------------------------------------------------
6.50%, 05/15/33                                                                      (a)               1,785               2,030,313
====================================================================================================================================
                                                                                                                           2,556,743
====================================================================================================================================

FLORIDA--5.49%
Concorde Estates Community Development District; Capital
Improvement Series 2004 B RB
5.00%, 05/01/11                                                                      (a)                 400                 402,112
------------------------------------------------------------------------------------------------------------------------------------
Cory Lakes Community Development District; Special
Assessment Series 2001 A GO
8.38%, 05/01/17                                                                      (a)                 435                 493,834
------------------------------------------------------------------------------------------------------------------------------------
Cory Lakes Community Development District; Special
Assessment Series 2001 B GO
8.38%, 05/01/17                                                                      (a)                 235                 243,183
------------------------------------------------------------------------------------------------------------------------------------
Cypress Lakes Community Development District; Special
Assessment Series 2004 A RB
6.00%, 05/01/34                                                                      (a)                 625                 651,462
------------------------------------------------------------------------------------------------------------------------------------
East Homestead Community Development District; Special
Assessment Series 2005 GO
5.45%, 05/01/36                                                                      (a)                 875                 884,922
------------------------------------------------------------------------------------------------------------------------------------
Fishhawk Community Development District II; Special
Assessment Series 2003 B RB
5.00%, 11/01/07                                                                      (a)                 100                 100,477
------------------------------------------------------------------------------------------------------------------------------------
Fishhawk Community Development District; Special
Assessment Series 1996 GO
7.63%, 05/01/06                                                                      (a)(c)(d)           780                 805,623
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     PRINCIPAL
                                                                                                       AMOUNT
                                                                                                        (000)                VALUE
------------------------------------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)
Islands at Doral Southwest Community Development
District; Special Assessment Series 2003 GO
6.38%, 05/01/35                                                                      (a)              $  500              $  537,640
------------------------------------------------------------------------------------------------------------------------------------
Lee (County of) Industrial Development Authority
(Cypress Cove at HealthPark); Health Care Facilities
Series 2002 A IDR
6.75%, 10/01/32                                                                      (a)               1,250               1,327,962
------------------------------------------------------------------------------------------------------------------------------------
Miami Beach (City of) Health Facilities Authority (Mount
Sinai Medical Center); Hospital Series 2001 A RB
6.70%, 11/15/19                                                                      (a)               1,000               1,103,280
------------------------------------------------------------------------------------------------------------------------------------
Miami Beach (City of) Health Facilities Authority (Mount
Sinai Medical Center); Refunding Hospital Series 2004 RB
6.75%, 11/15/29 (Acquired 04/26/04; Cost $482,320)                                   (a)(e)              500                 558,830
------------------------------------------------------------------------------------------------------------------------------------
Midtown Miami Community Development District (Parking
Garage Project); Special Assessment Series 2004 A RB
6.00%, 05/01/24                                                                      (a)               1,000               1,067,760
------------------------------------------------------------------------------------------------------------------------------------
6.25%, 05/01/37                                                                      (a)               1,000               1,065,690
------------------------------------------------------------------------------------------------------------------------------------
Mount Dora (City of) Health Facilities Authority
(Waterman Village Project); Refunding Series 2004 A RB
5.75%, 08/15/18                                                                      (a)                 750                 756,765
------------------------------------------------------------------------------------------------------------------------------------
Orange (County of) Health Facilities Authority
(Adventist Health System); Hospital Series 2002 RB
5.63%, 11/15/32                                                                      (a)               1,065               1,136,983
------------------------------------------------------------------------------------------------------------------------------------
Orange (County of) Health Facilities Authority (Orlando
Lutheran Towers, Inc.); Refunding Health Care Facilities
Series 2005 RB
5.38%, 07/01/20                                                                      (a)               1,100               1,102,838
------------------------------------------------------------------------------------------------------------------------------------
5.70%, 07/01/26                                                                      (a)               1,000               1,012,210
------------------------------------------------------------------------------------------------------------------------------------
Poinciana Community Development District; Special
Assessment Series 2000 A RB
7.13%, 05/01/31                                                                      (a)               1,000               1,066,810
------------------------------------------------------------------------------------------------------------------------------------
Principal One Community Development District; Special
Assessment Series 2005 GO
5.65%, 05/01/35                                                                      (a)                 655                 662,873
------------------------------------------------------------------------------------------------------------------------------------
Reunion East Community Development District; Special
Assessment Series 2002 A RB
7.38%, 05/01/33                                                                      (a)               1,000               1,117,810
------------------------------------------------------------------------------------------------------------------------------------
Seven Oaks Community Development District II; Special
Assessment Series 2003 B RB
5.30%, 11/01/08                                                                      (a)                 110                 110,704
------------------------------------------------------------------------------------------------------------------------------------
Urban Orlando Community Development District; Capital
Improvement Special Assessment Series 2001 A RB
6.95%, 05/01/33                                                                      (a)               1,000               1,084,500
------------------------------------------------------------------------------------------------------------------------------------
Urban Orlando Community Development District; Capital
Improvement Special Assessment Series 2004 RB
6.25%, 05/01/34                                                                      (a)               1,000               1,071,070
====================================================================================================================================
                                                                                                                          18,365,338
====================================================================================================================================

                                                                                                     PRINCIPAL
                                                                                                       AMOUNT
                                                                                                        (000)                VALUE
------------------------------------------------------------------------------------------------------------------------------------
GEORGIA--2.06%
Atlanta (City of) (Atlantic Station Project); Tax
Allocation Series 2001 GO
7.75%, 12/01/14                                                                      (a)              $  750              $  811,267
------------------------------------------------------------------------------------------------------------------------------------
7.90%, 12/01/24                                                                      (a)                 750                 814,792
------------------------------------------------------------------------------------------------------------------------------------
Atlanta (City of) (Eastside Project); Tax Allocation
Series 2005 B GO
5.40%, 01/01/20                                                                      (a)               1,000               1,003,460
------------------------------------------------------------------------------------------------------------------------------------
5.60%, 01/01/30                                                                      (a)               2,000               2,017,140
------------------------------------------------------------------------------------------------------------------------------------
Fulton (County of) Residential Care Facilities Authority
(Canterbury Court Project); Series 2004 A RB
6.13%, 02/15/26                                                                      (a)                 500                 522,765
------------------------------------------------------------------------------------------------------------------------------------
6.13%, 02/15/34                                                                      (a)                 200                 205,680
------------------------------------------------------------------------------------------------------------------------------------
Rockdale (County of) Development Authority (Visy Paper,
Inc. Project); Solid Waste Disposal Series 1993 IDR
7.50%, 01/01/26                                                                      (a)(f)            1,500               1,505,715
====================================================================================================================================
                                                                                                                           6,880,819
====================================================================================================================================

ILLINOIS--6.26%
Bedford Park (Village of); Tax Increment Allocation
Series 2005 GO
5.13%, 12/30/18                                                                      (a)               1,325               1,335,931
------------------------------------------------------------------------------------------------------------------------------------
Chicago (City of) (Chatham Ridge Redevelopment Project);
Tax Increment Allocation Series 2002 GO
5.95%, 12/15/12                                                                      (a)                 275                 291,596
------------------------------------------------------------------------------------------------------------------------------------
6.05%, 12/15/13                                                                      (a)                 475                 507,566
------------------------------------------------------------------------------------------------------------------------------------
Chicago (City of) (Lake Shore East Project); Special
Assessment Series 2003 RB
6.63%, 12/01/22                                                                      (a)                 500                 544,440
------------------------------------------------------------------------------------------------------------------------------------
6.75%, 12/01/32                                                                      (a)                 500                 543,405
------------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
(American College of Surgeons Project); VRD Series 1996
RB (LOC-Northern Trust Co.)
3.55%, 08/01/26                                                                      (g)(h)              346                 346,000
------------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Beacon Hill);
Refunding Series 2005 A RB
5.15%, 02/15/13                                                                      (a)                 655                 662,447
------------------------------------------------------------------------------------------------------------------------------------
5.25%, 02/15/14                                                                      (a)                 300                 302,781
------------------------------------------------------------------------------------------------------------------------------------
5.35%, 02/15/15                                                                      (a)                 225                 227,689
------------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Friendship
Village Schaumburg); Series 2005 A RB
5.38%, 02/15/25                                                                      (a)               1,000               1,000,290
------------------------------------------------------------------------------------------------------------------------------------
5.63%, 02/15/37                                                                      (a)               1,000                 993,530
------------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Smith Village
Project); Series 2005 A RB
6.25%, 11/15/35                                                                      (a)               3,000               3,066,240
------------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (The Landing at
Plymouth Place Project); Series 2005 A RB
6.00%, 05/15/37                                                                      (a)               1,200               1,207,080
------------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
(Bethesda Home & Retirement Center); Series 1999 A RB
6.25%, 09/01/14                                                                      (a)                 500                 520,360
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT
                                                                                                        (000)                VALUE
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)
Illinois (State of) Health Facilities Authority
(Lutheran Hillside Village Project); Series 2001 A RB
7.38%, 08/15/31                                                                      (a)              $1,000              $1,078,890
------------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority (Swedish
American Hospital); Series 2000 RB
6.88%, 05/15/10                                                                      (a)(c)(d)           690                 780,597
------------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority (Villa
St. Benedict); Series 2003 A-1 RB
6.90%, 11/15/33                                                                      (a)                 500                 544,465
------------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority; Series
2003 A RB
7.00%, 11/15/32                                                                      (a)                 800                 855,240
------------------------------------------------------------------------------------------------------------------------------------
Lincolnshire (Village of) Special Service Area No. 1
(Sedgebrook Project); Special Tax Series 2004 GO
5.00%, 03/01/11                                                                      (a)                 520                 533,411
------------------------------------------------------------------------------------------------------------------------------------
6.25%, 03/01/34                                                                      (a)                 750                 799,552
------------------------------------------------------------------------------------------------------------------------------------
Lombard (City of) Public Facilities Corp.; First Tier
Conference Center & Hotel Series 2005 A-1 RB
6.38%, 01/01/15                                                                      (a)                 750                 763,605
------------------------------------------------------------------------------------------------------------------------------------
7.13%, 01/01/36                                                                      (a)               2,500               2,633,325
------------------------------------------------------------------------------------------------------------------------------------
Metropolitan Pier & Exposition Authority (McCormick
Place Expansion); Dedicated State Tax Series 2002 A RB
(INS-MBIA Insurance Corp.)
5.00%, 12/15/28                                                                      (a)(b)            1,250               1,297,950
------------------------------------------------------------------------------------------------------------------------------------
St. Charles (City of) (Tri-City Center Associates Ltd.
Project); Series 1993 IDR (LOC-Old Kent Bank)
7.50%, 11/01/13                                                                      (a)(e)(h)            75                  75,024
====================================================================================================================================
                                                                                                                          20,911,414
====================================================================================================================================

INDIANA--0.31%
Petersburg (City of) (Indiana Power & Light Co.);
Refunding Series 1991 PCR
5.75%, 08/01/21                                                                      (a)               1,000               1,050,230
====================================================================================================================================

IOWA--1.75%
Des Moines (City of) (Luther Park Apartments Inc.
Project); Sr. Housing Series 2004 RB
6.00%, 12/01/23                                                                      (a)                 500                 514,925
------------------------------------------------------------------------------------------------------------------------------------
Iowa (State of) Finance Authority (Friendship Haven
Project); Retirement Community Series 2004 A RB
6.13%, 11/15/32                                                                      (a)                 500                 508,645
------------------------------------------------------------------------------------------------------------------------------------
Marion (City of) (Village Place at Marion Project);
Multifamily Housing Series 2005 A RB
5.65%, 09/01/25                                                                      (a)                 155                 155,321
------------------------------------------------------------------------------------------------------------------------------------
Marion (City of) (Village Place at Marion Project);
Multifamily Housing Series 2005 A RB
6.00%, 09/01/35                                                                      (a)                 400                 401,788
------------------------------------------------------------------------------------------------------------------------------------
Polk (County of) (Luther Park Health Center Inc.
Project); Health Care Facilities Series 2003 RB
6.50%, 10/01/20                                                                      (a)                 750                 775,852
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT
                                                                                                        (000)                VALUE
------------------------------------------------------------------------------------------------------------------------------------
IOWA-(CONTINUED)
Polk (County of) (Luther Park Health Center Inc.
Project); Health Care Facilities Series 2004 RB
6.00%, 10/01/24                                                                      (a)              $  290              $  297,566
------------------------------------------------------------------------------------------------------------------------------------
6.15%, 10/01/36                                                                      (a)                 600                 609,858
------------------------------------------------------------------------------------------------------------------------------------
Scott (County of) (Ridgecrest Village Project);
Refunding Series 2004 RB
4.75%, 11/15/12                                                                      (a)                 750                 738,262
------------------------------------------------------------------------------------------------------------------------------------
5.63%, 11/15/18                                                                      (a)               1,000               1,037,610
------------------------------------------------------------------------------------------------------------------------------------
Scott (County of) (Ridgecrest Village Project); Series
2000 A RB
7.25%, 11/15/26                                                                      (a)                 750                 802,462
====================================================================================================================================
                                                                                                                           5,842,289
====================================================================================================================================

KANSAS--2.24%
Hutchinson (City of) (Wesley Towers, Inc.); Refunding &
Improvement Health Care Facilities Series 1999 A RB
6.25%, 11/15/19                                                                      (a)                 750                 770,752
------------------------------------------------------------------------------------------------------------------------------------
Olathe (City of) (Aberdeen Village, Inc.); Refunding
Senior Living Facility Series 2005 A RB
5.60%, 05/15/28                                                                      (a)               1,500               1,516,035
------------------------------------------------------------------------------------------------------------------------------------
Overland Park (City of) Development Corp. (First
Tier-Overland Park); Series 2001 A RB
7.38%, 01/01/32                                                                      (a)               1,500               1,630,110
------------------------------------------------------------------------------------------------------------------------------------
Roeland Park (City of) (Roeland Park Redevelopment, LLC
Project); Special Obligations Tax Increment Allocation
Series 2005 RB
5.75%, 08/01/24                                                                      (a)                 920                 922,972
------------------------------------------------------------------------------------------------------------------------------------
Roeland Park (City of) Transportation Development
District (TDD #1 Project); Sales Tax Allocation Series
2005 RB
5.75%, 12/01/25                                                                      (a)                 525                 530,344
------------------------------------------------------------------------------------------------------------------------------------
Roeland Park (City of) Transportation Development
District (TDD #1 Project); Sales Tax Allocation Series
2006 A RB
5.88%, 12/01/25                                                                      (a)               1,090               1,099,309
------------------------------------------------------------------------------------------------------------------------------------
Roeland Park (City of) Transportation Development
District (TDD #1 Project); Sales Tax Allocation Series
2006 B RB
5.88%, 12/01/25                                                                      (a)               1,000               1,008,540
====================================================================================================================================
                                                                                                                           7,478,062
====================================================================================================================================

KENTUCKY--0.26%
Jefferson (County of) (Beverly Enterprises, Inc.
Project); Refunding Health Facilities Series 1999 RB
5.88%, 08/01/07                                                                      (a)                 195                 195,092
------------------------------------------------------------------------------------------------------------------------------------
Kentucky (State of) Economic Development Finance
Authority (Christian Church Homes of Kentucky, Inc.);
Health Care Facilities Series 1998 RB
5.50%, 11/15/30                                                                      (a)                 700                 691,817
====================================================================================================================================
                                                                                                                             886,909
====================================================================================================================================

MAINE--0.15%
Maine (State of) Turnpike Authority; Turnpike Series 2003 RB
(INS-Ambac Assurance Corp.)
5.00%, 07/01/33                                                                      (a)(b)              500                 520,580
====================================================================================================================================

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT
                                                                                                        (000)                VALUE
------------------------------------------------------------------------------------------------------------------------------------
MARYLAND--2.34%
Annapolis (City of) (Park Place Project); Special
Obligations Series 2005 A RB
5.35%, 07/01/34                                                                      (a)              $2,000              $2,026,740
------------------------------------------------------------------------------------------------------------------------------------
Anne Arundel (County of) (Parole Town Center Project);
Tax Increment Allocation Financing Series 2002 RB
5.00%, 07/01/12                                                                      (a)                 300                 307,950
------------------------------------------------------------------------------------------------------------------------------------
Baltimore (City of) (Strathdale Manor Project); Special
Obligation Series 2003 RB
7.00%, 07/01/33                                                                      (a)                 968               1,064,916
------------------------------------------------------------------------------------------------------------------------------------
Howard (County of); Retirement Community Series 2000 A RB
7.88%, 05/15/10                                                                      (a)(c)(d)           780                 933,800
------------------------------------------------------------------------------------------------------------------------------------
Maryland (State of) Health & Higher Educational
Facilities Authority (Medstar Health); Refunding Series
2004 RB
5.50%, 08/15/33                                                                      (a)               1,250               1,295,887
------------------------------------------------------------------------------------------------------------------------------------
Maryland (State of) Health & Higher Educational
Facilities Authority (University of Maryland Medical
System); Series 2000 RB
6.75%, 07/01/10                                                                      (a)(c)(d)         1,000               1,141,580
------------------------------------------------------------------------------------------------------------------------------------
Maryland (State of) Industrial Development Financing
Authority (Our Lady of Good Counsel High School
Facility); Series 2005 A RB
6.00%, 05/01/35                                                                      (a)               1,000               1,045,320
====================================================================================================================================
                                                                                                                           7,816,193
====================================================================================================================================

MASSACHUSETTS--0.33%
Massachusetts (State of) Development Finance Agency
(Briarwood); Series 2001 B RB
7.50%, 12/01/10                                                                      (a)(c)(d)           500                 589,095
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts (State of) Health & Educational Facilities
Authority (Christopher House, Inc.); Refunding Series
1999 A RB
6.88%, 01/01/29                                                                      (a)                 500                 504,020
====================================================================================================================================
                                                                                                                           1,093,115
====================================================================================================================================

MICHIGAN--4.30%
Chandler Park Academy; Michigan Public School Academy
Series 2005 RB
5.13%, 11/01/30                                                                      (a)               1,050               1,041,904
------------------------------------------------------------------------------------------------------------------------------------
Detroit Community High School; Michigan Public School
Academy Series 2005 RB
5.65%, 11/01/25                                                                      (a)               1,485               1,473,506
------------------------------------------------------------------------------------------------------------------------------------
5.75%, 11/01/30                                                                      (a)               1,000                 997,940
------------------------------------------------------------------------------------------------------------------------------------
Gaylord (City of) Hospital Finance Authority (Otsego
Memorial Hospital Association); Refunding Limited
Obligation Series 2004 RB
6.50%, 01/01/31                                                                      (a)                 700                 724,563
------------------------------------------------------------------------------------------------------------------------------------
Gogebic (County of) Hospital Finance Authority (Grand
View Health System, Inc.); Refunding Series 1999 RB
5.88%, 10/01/16                                                                      (a)                 920                 941,142
------------------------------------------------------------------------------------------------------------------------------------
Kent (County of) Hospital Finance Authority
(Metropolitan Hospital Project); Series 2005 A RB
5.75%, 07/01/25                                                                      (a)                 500                 532,330
------------------------------------------------------------------------------------------------------------------------------------
Mecosta (County of) General Hospital; Refunding
Unlimited Tax Series 1999 GO
6.00%, 05/15/18                                                                      (a)                 500                 513,440
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     PRINCIPAL
                                                                                                       AMOUNT
                                                                                                        (000)                VALUE
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)
Michigan (State of) Hospital Finance Authority
(Presbyterian Village); Refunding Series 2005 RB
4.88%, 11/15/16                                                                      (a)              $  685              $  674,403
------------------------------------------------------------------------------------------------------------------------------------
5.25%, 11/15/25                                                                      (a)                 450                 450,135
------------------------------------------------------------------------------------------------------------------------------------
5.50%, 11/15/35                                                                      (a)                 750                 757,057
------------------------------------------------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority (YMCA
Service Learning Academy Project); Public School Academy
Facilities Program Series 2001 RB
7.63%, 10/01/21                                                                      (a)                 700                 760,459
------------------------------------------------------------------------------------------------------------------------------------
7.75%, 10/01/31                                                                      (a)                 500                 543,910
------------------------------------------------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Detroit Edison
Pollution Control); Refunding Limited Obligation Series
2001 C PCR
5.45%, 09/01/29                                                                      (a)                 500                 524,215
------------------------------------------------------------------------------------------------------------------------------------
Summit Academy North; Refunding Michigan Public School
Academy Series 2005 RB
5.35%, 11/01/25                                                                      (a)                 500                 491,565
------------------------------------------------------------------------------------------------------------------------------------
5.50%, 11/01/30                                                                      (a)               2,500               2,476,400
------------------------------------------------------------------------------------------------------------------------------------
Wenonah Park Properties, Inc. (Bay City Hotel); Series
2002 RB
7.50%, 04/01/33                                                                      (a)               1,000                 956,280
------------------------------------------------------------------------------------------------------------------------------------
7.88%, 04/01/22                                                                      (a)                 500                 503,665
====================================================================================================================================
                                                                                                                          14,362,914
====================================================================================================================================

MINNESOTA--10.88%
Apple Valley (City of) Economic Development Authority
(Evercare Senior Living LLC Projects); Health Care
Series 2005 A RB
6.13%, 06/01/35                                                                      (a)               2,240               2,217,264
------------------------------------------------------------------------------------------------------------------------------------
Buhl (City of) (Forest Health Services Project); Nursing
Home Series 2003 A RB
6.40%, 08/01/23                                                                      (a)                 575                 593,498
------------------------------------------------------------------------------------------------------------------------------------
6.75%, 08/01/27                                                                      (a)                 500                 523,715
------------------------------------------------------------------------------------------------------------------------------------
Cloquet (City of) (HADC Cloquet LLC Project); Refunding
Housing Facilities Series 2005 A RB
5.00%, 08/01/20                                                                      (a)                 575                 575,333
------------------------------------------------------------------------------------------------------------------------------------
5.50%, 08/01/25                                                                      (a)               1,035               1,039,399
------------------------------------------------------------------------------------------------------------------------------------
5.88%, 08/01/35                                                                      (a)                 865                 873,641
------------------------------------------------------------------------------------------------------------------------------------
Cold Spring (City of) (Assumption Home, Inc.); Nursing
Home & Senior Housing Series 2005 RB
5.50%, 03/01/25                                                                      (a)                 425                 432,157
------------------------------------------------------------------------------------------------------------------------------------
5.75%, 03/01/35                                                                      (a)                 600                 604,836
------------------------------------------------------------------------------------------------------------------------------------
Cuyana Range Hospital District; Health Facilities Series
2005 RB
5.20%, 06/01/25                                                                      (a)                 400                 402,052
------------------------------------------------------------------------------------------------------------------------------------
5.50%, 06/01/35                                                                      (a)               1,000               1,012,410
------------------------------------------------------------------------------------------------------------------------------------
Duluth (City of) Economic Development Authority
(Benedictine Health System-St. Mary's Duluth Clinic);
Health Care Facilities Series 2004 RB
5.25%, 02/15/33                                                                      (a)               1,500               1,537,740
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     PRINCIPAL
                                                                                                       AMOUNT
                                                                                                        (000)                VALUE
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)
Edina (City of) (Volunteers of America Care Centers
Project); Health Care Facilities Series 2002 A RB
6.63%, 12/01/22                                                                      (a)              $  250              $  267,697
------------------------------------------------------------------------------------------------------------------------------------
6.63%, 12/01/30                                                                      (a)                 250                 263,640
------------------------------------------------------------------------------------------------------------------------------------
Fairmont (City of) (Homestead-GEAC Project); Housing
Facilities Series 2002 A-1 RB
7.25%, 04/01/22                                                                      (a)                 915                 929,512
------------------------------------------------------------------------------------------------------------------------------------
Fairmont (City of) (Goldfinch Estates-GEAC Project);
Housing Facilities Series 2005 A RB
6.25%, 10/01/25                                                                      (a)               2,500               2,513,650
------------------------------------------------------------------------------------------------------------------------------------
Glencoe (City of) (Glencoe Regional Health Services
Project); Health Care Facilities Series 2001 RB
7.40%, 04/01/11                                                                      (a)(c)(d)           250                 292,632
------------------------------------------------------------------------------------------------------------------------------------
7.50%, 04/01/11                                                                      (a)(c)(d)           500                 587,615
------------------------------------------------------------------------------------------------------------------------------------
Glencoe (City of) (Glencoe Regional Health Services
Project); Health Care Facilities Series 2005 RB
5.00%, 04/01/31                                                                      (a)               1,000                 994,250
------------------------------------------------------------------------------------------------------------------------------------
Maplewood (City of) (Volunteers of America Care Center
Project); Health Care Facilities Series 2005 A RB
5.00%, 10/01/13                                                                      (a)                 775                 772,628
------------------------------------------------------------------------------------------------------------------------------------
5.25%, 10/01/19                                                                      (a)               1,250               1,239,987
------------------------------------------------------------------------------------------------------------------------------------
5.38%, 10/01/24                                                                      (a)               2,500               2,457,475
------------------------------------------------------------------------------------------------------------------------------------
Minneapolis (City of) (Shelter Care Foundation); Health
Care Facilities Series 1999 A RB
6.00%, 04/01/10                                                                      (a)                 635                 632,346
------------------------------------------------------------------------------------------------------------------------------------
Minneapolis (City of) (Village at St. Anthony Falls
Project); Refunding Tax Increment Series 2004 GO
5.75%, 02/01/27                                                                      (a)                 605                 609,435
------------------------------------------------------------------------------------------------------------------------------------
Moorhead (City of) Economic Development Authority
(Eventide Catered Living Facility Project); Refunding
Multifamily Housing Series 1998 A RB
6.00%, 06/01/18                                                                      (a)                 500                 500,310
------------------------------------------------------------------------------------------------------------------------------------
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program); Refunding Governmental Housing
Series 2005 A RB
5.35%, 07/01/15                                                                      (a)                  70                  70,223
------------------------------------------------------------------------------------------------------------------------------------
6.20%, 07/01/30                                                                      (a)               2,000               2,007,260
------------------------------------------------------------------------------------------------------------------------------------
Oakdale (City of) (Oak Meadows Project); Refunding
Senior Housing Series 2004 RB
6.00%, 04/01/24                                                                      (a)               1,000               1,045,000
------------------------------------------------------------------------------------------------------------------------------------
Ramsey (City of) (Pact Charter School Project); Lease
Series 2004 A RB
6.50%, 12/01/22                                                                      (a)                 925                 944,231
------------------------------------------------------------------------------------------------------------------------------------
6.75%, 12/01/33                                                                      (a)                 150                 153,079
------------------------------------------------------------------------------------------------------------------------------------
Rochester (City of) (Samaritan Bethany Inc. Project);
Health Care & Housing Series 2003 A RB
5.38%, 08/01/12                                                                      (a)                 165                 168,679
------------------------------------------------------------------------------------------------------------------------------------
5.50%, 08/01/13                                                                      (a)                 195                 200,052
------------------------------------------------------------------------------------------------------------------------------------
6.25%, 08/01/19                                                                      (a)               1,100               1,137,631
------------------------------------------------------------------------------------------------------------------------------------
Shakopee (City of) (St. Francis Regional Medical
Center); Health Care Facilities Series 2004 RB
5.25%, 09/01/34                                                                      (a)                 500                 513,965
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     PRINCIPAL
                                                                                                       AMOUNT
                                                                                                        (000)                VALUE
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)
St. Cloud (City of) Housing & Redevelopment Authority
(Sterling Heights Apartments Project); Multifamily
Housing Series 2002 RB
7.00%, 10/01/23                                                                      (a)(f)           $  495              $  508,801
------------------------------------------------------------------------------------------------------------------------------------
7.45%, 10/01/32                                                                      (a)(f)              155                 162,204
------------------------------------------------------------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment Authority
(Community of Peace Academy Project); Lease Series 2001
A RB
7.38%, 12/01/19                                                                      (a)                 900                 953,424
------------------------------------------------------------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment Authority
(Gillette Children's Specialty); Health Care Series 2005
RB
5.00%, 02/01/15                                                                      (a)                 200                 203,794
------------------------------------------------------------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment Authority
(New Spirit Charter School); Lease Series 2002 A RB
7.50%, 12/01/31                                                                      (a)                 890                 909,909
------------------------------------------------------------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment Authority;
Refunding Lease Series 2005 RB
6.50%, 01/01/22                                                                      (a)               1,620               1,625,119
------------------------------------------------------------------------------------------------------------------------------------
St. Paul (City of) Port Authority (Radisson Kellogg
Project); Hotel Facility Series 1999 2 RB
7.38%, 08/01/29                                                                      (a)               1,225               1,282,599
------------------------------------------------------------------------------------------------------------------------------------
Vadnais Heights (City of) (Agriculture & Food Sciences);
Lease Series 2004 A RB
6.38%, 12/01/24                                                                      (a)                 900                 903,447
------------------------------------------------------------------------------------------------------------------------------------
6.60%, 12/01/34                                                                      (a)                 275                 275,509
------------------------------------------------------------------------------------------------------------------------------------
Virginia (City of) Housing & Redevelopment Authority;
Health Care Facility Lease Series 2005 RB
5.38%, 10/01/30                                                                      (a)                 365                 373,724
------------------------------------------------------------------------------------------------------------------------------------
Woodbury (City of) (Math & Science Academy Project);
Refunding Lease Series 2002 A RB
7.38%, 12/01/24                                                                      (a)                 250                 260,918
------------------------------------------------------------------------------------------------------------------------------------
7.50%, 12/01/31                                                                      (a)                 750                 781,313
====================================================================================================================================
                                                                                                                          36,354,103
====================================================================================================================================

MISSOURI--5.46%
370/Missouri Bottom Road/Tussing Road Transportation
Development District; Series 2002 RB
7.00%, 05/01/22                                                                      (a)                 750                 818,265
------------------------------------------------------------------------------------------------------------------------------------
7.20%, 05/01/33                                                                      (a)                 500                 545,560
------------------------------------------------------------------------------------------------------------------------------------
Branson (City of) Industrial Development Authority
(Branson Landing-Retail Project); Tax Increment
Allocation Series 2005 IDR
5.25%, 06/01/21                                                                      (a)               1,500               1,521,645
------------------------------------------------------------------------------------------------------------------------------------
Des Peres (City of) (West County Center Project);
Refunding Tax Increment Allocation Series 2002 A RB
5.75%, 04/15/20                                                                      (a)               1,000               1,026,680
------------------------------------------------------------------------------------------------------------------------------------
Desloge (City of) (U.S. Highway 67/State Street
Redevelopment Project); Refunding Tax Increment
Allocation Series 2005 GO
5.20%, 04/15/20                                                                      (a)               1,000               1,006,140
------------------------------------------------------------------------------------------------------------------------------------
Fenton (City of) (Gravois Bluffs Project); Refunding &
Improvement Tax Increment Series 2001 A RB
7.00%, 10/01/21                                                                      (a)               1,050               1,132,310
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     PRINCIPAL
                                                                                                       AMOUNT
                                                                                                        (000)                VALUE
------------------------------------------------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)
Hanley Road & North of Folk Ave. Transportation
District; Series 2005 RB
5.00%, 10/01/25                                                                      (a)              $1,000              $1,005,790
------------------------------------------------------------------------------------------------------------------------------------
5.40%, 10/01/31                                                                      (a)                 750                 753,683
------------------------------------------------------------------------------------------------------------------------------------
Kansas City (City of) Industrial Development Authority
(The Bishop Spencer Place, Inc.); First Mortgage Health
Care Facilities Series 2004 A IDR
6.25%, 01/01/24                                                                      (a)                 500                 523,095
------------------------------------------------------------------------------------------------------------------------------------
Maplewood (City of) (Maplewood South Redevelopment
Area); Refunding Tax Increment Series 2005 RB
5.20%, 11/01/22                                                                      (a)                 500                 500,840
------------------------------------------------------------------------------------------------------------------------------------
5.75%, 11/01/26                                                                      (a)               1,350               1,357,034
------------------------------------------------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational Facilities
(Senior Living Facilities-Lutheran Senior Services);
Series 2005 A RB
5.38%, 02/01/35                                                                      (a)               2,000               2,077,380
------------------------------------------------------------------------------------------------------------------------------------
Ozark Centre Transportation Development District (Ozark
Centre Project); Transportation Sales Tax Series 2005 RB
5.38%, 09/01/32                                                                      (a)                 175                 175,501
------------------------------------------------------------------------------------------------------------------------------------
Raymore (City of); Tax Increment Allocation Series 2005
GO
5.38%, 03/01/20                                                                      (a)                 500                 502,475
------------------------------------------------------------------------------------------------------------------------------------
5.63%, 03/01/28                                                                      (a)               1,250               1,261,025
------------------------------------------------------------------------------------------------------------------------------------
Richmond Heights (City of) (Francis Place Redevelopment
Project); Refunding & Improvement Tax Increment &
Transportation Sales Tax Series 2005 RB
5.63%, 11/01/25                                                                      (a)                 750                 758,288
------------------------------------------------------------------------------------------------------------------------------------
St. Joseph (City of) Industrial Development Authority
(The Shoppes at North Village Project); Tax Increment
Allocation Series 2005 A IDR
5.25%, 11/01/13                                                                      (a)                 500                 515,670
------------------------------------------------------------------------------------------------------------------------------------
St. Joseph (City of) Industrial Development Authority
(The Shoppes At North Village Project); Tax Increment
Allocation Series 2005 A IDR
5.38%, 11/01/24                                                                      (a)                 500                 500,310
------------------------------------------------------------------------------------------------------------------------------------
St. Joseph (City of) Industrial Development Authority
(The Shoppes at North Village Project); Tax Increment
Allocation Series 2005 A IDR
5.50%, 11/01/27                                                                      (a)                 750                 752,280
------------------------------------------------------------------------------------------------------------------------------------
St. Joseph (City of) Industrial Development Authority
(The Shoppes at North Village Project); Tax Increment
Allocation Series 2005 B RB
5.38%, 11/01/23                                                                      (a)                 500                 498,825
------------------------------------------------------------------------------------------------------------------------------------
5.50%, 11/01/27                                                                      (a)               1,000               1,003,040
====================================================================================================================================
                                                                                                                          18,235,836
====================================================================================================================================

NEVADA--0.98%
Boulder City (City of) (Boulder City Hospital Inc.
Project); Refunding Hospital Series 1998 RB
5.85%, 01/01/22                                                                      (a)               1,000               1,003,530
------------------------------------------------------------------------------------------------------------------------------------
Clark (County of) (Nevada Power Co. Project); Refunding
Series 1992 C IDR
7.20%, 10/01/22                                                                      (a)                 550                 554,604
------------------------------------------------------------------------------------------------------------------------------------
Las Vegas Valley Water District; Refunding & Water
Improvement Limited Tax Series 2003 A GO (INS-Financial
Guaranty Insurance Co.)
5.00%, 06/01/32                                                                      (a)(b)            1,150               1,189,273
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     PRINCIPAL
                                                                                                       AMOUNT
                                                                                                        (000)                VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEVADA-(CONTINUED)
University and Community College System of Nevada;
Universities Series 2002 A RB (INS-Financial Guaranty
Insurance Co.)
5.40%, 07/01/31                                                                      (a)(b)           $  500              $  529,390
====================================================================================================================================
                                                                                                                           3,276,797
====================================================================================================================================

NEW HAMPSHIRE--0.81%
New Hampshire (State of) Business Finance Authority
(Alice Peck Day Health System); Series 1999 A RB
6.88%, 10/01/19                                                                      (a)               1,050               1,114,155
------------------------------------------------------------------------------------------------------------------------------------
New Hampshire (State of) Health & Education Facilities
Authority (The Huntington at Nashua); Series 2003 A RB
6.88%, 05/01/23                                                                      (a)                 750                 795,705
------------------------------------------------------------------------------------------------------------------------------------
6.88%, 05/01/33                                                                      (a)                 750                 787,043
====================================================================================================================================
                                                                                                                           2,696,903
====================================================================================================================================

NEW JERSEY--2.75%
New Jersey (State of) Economic Development Authority
(Arbor); Senior Mortgage Series 1998 A RB
5.88%, 05/15/16                                                                      (a)                 120                 123,844
------------------------------------------------------------------------------------------------------------------------------------
New Jersey (State of) Economic Development Authority
(Cedar Crest Village, Inc. Facility); Retirement
Community Series 2001 A RB
7.25%, 11/15/21                                                                      (a)                 500                 548,280
------------------------------------------------------------------------------------------------------------------------------------
New Jersey (State of) Economic Development Authority
(Continental Airlines, Inc. Project); Special Facility
Series 2000 RB
7.00%, 11/15/30                                                                      (a)(f)              500                 487,880
------------------------------------------------------------------------------------------------------------------------------------
7.20%, 11/15/30                                                                      (a)(f)              425                 424,460
------------------------------------------------------------------------------------------------------------------------------------
New Jersey (State of) Economic Development Authority
(Continental Airlines, Inc. Project); Special Facility
Series 2003 RB
9.00%, 06/01/33                                                                      (a)(f)              500                 546,120
------------------------------------------------------------------------------------------------------------------------------------
New Jersey (State of) Economic Development Authority
(Lions Gate Project); First Mortgage Series 2005 A RB
5.00%, 01/01/15                                                                      (a)                 825                 834,537
------------------------------------------------------------------------------------------------------------------------------------
5.75%, 01/01/25                                                                      (a)                 710                 725,499
------------------------------------------------------------------------------------------------------------------------------------
5.88%, 01/01/37                                                                      (a)               1,360               1,394,666
------------------------------------------------------------------------------------------------------------------------------------
New Jersey (State of) Economic Development Authority
(Seashore Gardens Living Center Project); First Mortgage
Series 2001 RB
8.00%, 04/01/23                                                                      (a)                 800                 862,504
------------------------------------------------------------------------------------------------------------------------------------
8.00%, 04/01/31                                                                      (a)                 500                 535,840
------------------------------------------------------------------------------------------------------------------------------------
New Jersey (State of) Health Care Facilities Financing
Authority (Raritan Bay Medical Center); Series 1994 RB
7.25%, 07/01/14                                                                      (a)                  50                  51,660
------------------------------------------------------------------------------------------------------------------------------------
7.25%, 07/01/27                                                                      (a)               1,750               1,796,900
------------------------------------------------------------------------------------------------------------------------------------
New Jersey (State of) Transportation Trust Fund
Authority; Transportation System Series 2005 B RB
(INS-Ambac Assurance Corp.)
5.25%, 12/15/23                                                                      (a)(b)              750                 842,468
====================================================================================================================================
                                                                                                                           9,174,658
====================================================================================================================================

                                                                                                     PRINCIPAL
                                                                                                       AMOUNT
                                                                                                        (000)                VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK--3.03%
Monroe (County of) Industrial Development Agency
(Woodland Village Project); Civic Facility Series 2000
IDR
8.55%, 11/15/32                                                                      (a)              $1,000              $1,137,630
------------------------------------------------------------------------------------------------------------------------------------
New York (State of) Dormitory Authority (Mount Sinai NYU
Health Obligated Group); Series 2000 A RB
5.50%, 07/01/26                                                                      (a)                 500                 506,455
------------------------------------------------------------------------------------------------------------------------------------
New York City (City of) Industrial Development Agency
(Liberty-7 World Trade Center); Series 2005 A IDR
6.25%, 03/01/15                                                                      (a)               3,000               3,075,120
------------------------------------------------------------------------------------------------------------------------------------
Onondaga (County of) Industrial Development Agency
(Solvay Paperboard LLC Project); Refunding Solid Waste
Disposal Facility Series 1998 IDR
7.00%, 11/01/30                                                                      (a)(f)            2,000               2,096,860
------------------------------------------------------------------------------------------------------------------------------------
Orange (County of) Industrial Development Agency (Arden
Hill Life Care Center Newburgh); Civic Facility Series
2001 C IDR
7.00%, 08/01/31                                                                      (a)                 550                 583,776
------------------------------------------------------------------------------------------------------------------------------------
Suffolk (County of) Industrial Development Agency
(Spellman High-Voltage Electronics Corp. Facility);
Series 1997 A IDR
6.38%, 12/01/17                                                                      (a)(f)              340                 336,127
------------------------------------------------------------------------------------------------------------------------------------
Syracuse (City of) Industrial Development Agency (Jewish
Home of Central New York, Inc.); First Mortgage Series
2001 A IDR
7.38%, 03/01/21                                                                      (a)                 350                 376,898
------------------------------------------------------------------------------------------------------------------------------------
7.38%, 03/01/31                                                                      (a)                 500                 536,345
------------------------------------------------------------------------------------------------------------------------------------
Westchester (County of) Industrial Development Agency
(Hebrew Hospital Senior Housing Inc.); Continuing Care
Retirement Series 2000 A IDR
7.00%, 07/01/21                                                                      (a)                 600                 645,114
------------------------------------------------------------------------------------------------------------------------------------
7.38%, 07/01/30                                                                      (a)                 500                 537,745
------------------------------------------------------------------------------------------------------------------------------------
Westchester Tobacco Asset Securitization Corp.; Tobacco
Settlement Asset-Backed Series 2005 RB
5.00%, 06/01/26                                                                      (a)                 300                 290,298
====================================================================================================================================
                                                                                                                          10,122,368
====================================================================================================================================

NORTH CAROLINA--1.48%
North Carolina (State of) Medical Care Commission (Arbor
Acres United Methodist Retirement Community, Inc.
Project); First Mortgage Health Care Facilities Series
2002 RB
6.38%, 03/01/32                                                                      (a)                 500                 526,340
------------------------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care Commission
(Forest at Duke Project); First Mortgage Retirement
Facilities Series 2002 RB
6.38%, 09/01/32                                                                      (a)                 250                 265,128
------------------------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care Commission
(Pennybyrn at Maryfield); Health Care Facilities Series
2005 A RB
6.13%, 10/01/35                                                                      (a)               1,300               1,324,206
------------------------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care Commission
(United Church Homes and Services); Refunding First
Mortgage Retirement Facilities Series 2005 A RB
5.25%, 09/01/21                                                                      (a)               1,000               1,024,690
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     PRINCIPAL
                                                                                                       AMOUNT
                                                                                                        (000)                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)
North Carolina (State of) Medical Care Commission
(United Methodist); Refunding First Mortgage Retirement
Facilities Series 2005 C RB
5.25%, 10/01/24                                                                      (a)              $  750              $  768,930
------------------------------------------------------------------------------------------------------------------------------------
5.50%, 10/01/32                                                                      (a)               1,000               1,029,580
====================================================================================================================================
                                                                                                                           4,938,874
====================================================================================================================================

NORTH DAKOTA--0.38%
Dickinson (City of) (St Luke's Home Project); Refunding
Congregate Housing Series 2005 A RB
5.00%, 05/01/20                                                                      (a)                 170                 170,126
------------------------------------------------------------------------------------------------------------------------------------
5.10%, 05/01/22                                                                      (a)                 365                 365,190
------------------------------------------------------------------------------------------------------------------------------------
Grand Forks (City of) (4000 Valley Square Project);
Special Term Senior Housing Series 1997 RB
6.38%, 12/01/34                                                                      (a)                 720                 724,586
====================================================================================================================================
                                                                                                                           1,259,902
====================================================================================================================================

OHIO--2.47%
Adams (County of) (Adams County Hospital Project);
Hospital Facilities Improvement Series 2005 RB
5.00%, 09/01/07                                                                      (a)                 340                 340,408
------------------------------------------------------------------------------------------------------------------------------------
5.25%, 09/01/08                                                                      (a)                 355                 355,675
------------------------------------------------------------------------------------------------------------------------------------
5.50%, 09/01/09                                                                      (a)                 375                 375,956
------------------------------------------------------------------------------------------------------------------------------------
5.75%, 09/01/10                                                                      (a)                 395                 396,244
------------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority; Special
Assessment Tax Increment Series 2001 RB
7.35%, 12/01/31                                                                      (a)               1,000               1,082,070
------------------------------------------------------------------------------------------------------------------------------------
Cuyahoga (County of) (Canton Inc. Project); Hospital
Facilities Series 2000 RB
7.50%, 01/01/30                                                                      (a)                 750                 835,995
------------------------------------------------------------------------------------------------------------------------------------
Franklin (County of) (Ohio Presbyterian Retirement
Services); Health Care Facilities Improvement Series
2005 A RB
5.00%, 07/01/26                                                                      (a)                 350                 353,157
------------------------------------------------------------------------------------------------------------------------------------
5.13%, 07/01/35                                                                      (a)               1,250               1,259,800
------------------------------------------------------------------------------------------------------------------------------------
Franklin (County of) (Ohio Presbyterian Retirement
Services); Health Care Facilities Series 2001 A RB
7.13%, 07/01/29                                                                      (a)                 500                 549,720
------------------------------------------------------------------------------------------------------------------------------------
Lucas (County of) (Sunset Retirement Communities);
Refunding & Improvement Health Care Facilities Series
2000 A RB
6.50%, 08/15/20                                                                      (a)                 500                 528,995
------------------------------------------------------------------------------------------------------------------------------------
6.55%, 08/15/24                                                                      (a)                 500                 528,745
------------------------------------------------------------------------------------------------------------------------------------
Madison (County of) (Madison County Hospital Project);
Refunding Hospital Improvement Series 1998 RB
6.25%, 08/01/08                                                                      (a)(c)(d)           590                 622,421
------------------------------------------------------------------------------------------------------------------------------------
Toledo (City of) & Lucas (County of) Port Authority (St
Mary Woods Project); Series 2004 A RB
6.00%, 05/15/24                                                                      (a)                 500                 508,985
------------------------------------------------------------------------------------------------------------------------------------
6.00%, 05/15/34                                                                      (a)                 500                 504,545
====================================================================================================================================
                                                                                                                           8,242,716
====================================================================================================================================

                                                                                                     PRINCIPAL
                                                                                                       AMOUNT
                                                                                                        (000)                VALUE
------------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--0.96%
Oklahoma (County of) Development Finance Authority
(Epworth Villa Retirement Community Project); Series
2005 A RB
5.70%, 04/01/25                                                                      (a)              $2,500              $2,524,875
------------------------------------------------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance Authority
(Comanche County Hospital Project); Series 2002 B RB
6.60%, 07/01/31                                                                      (a)                 625                 686,494
====================================================================================================================================
                                                                                                                           3,211,369
====================================================================================================================================

OREGON--1.04%
Clackamas (County of) Hospital Facility Authority
(Gross-Willamette Falls Project); Refunding Series 2005
RB
5.13%, 04/01/26                                                                      (a)               1,000                 991,830
------------------------------------------------------------------------------------------------------------------------------------
Oregon (State of) Health, Housing, Educational &
Cultural Facilities Authority (Oregon Baptist Retirement
Homes); Series 1996 RB
8.00%, 11/15/26                                                                      (a)                 740                 765,138
------------------------------------------------------------------------------------------------------------------------------------
Yamhill (County of) Hospital Authority (Friendsview
Retirement Community); Series 2003 RB
7.00%, 12/01/21                                                                      (a)               1,555               1,730,077
====================================================================================================================================
                                                                                                                           3,487,045
====================================================================================================================================

PENNSYLVANIA--6.51%
Allegheny (County of) Hospital Development Authority
(Villa Saint Joseph of Baden); Health Care Facilities
Series 1998 RB
6.00%, 08/15/28                                                                      (a)                 500                 497,510
------------------------------------------------------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development Authority
(Propel Schools-Homestead Project); Charter School
Series 2004 A IDR
7.00%, 12/15/15                                                                      (a)                 780                 811,231
------------------------------------------------------------------------------------------------------------------------------------
Allegheny (County of) Redevelopment Authority
(Pittsburgh Mills Project); Tax Allocation Series 2004 RB
5.10%, 07/01/14                                                                      (a)                 500                 516,185
------------------------------------------------------------------------------------------------------------------------------------
5.60%, 07/01/23                                                                      (a)                 500                 522,825
------------------------------------------------------------------------------------------------------------------------------------
Blair (County of) Industrial Development Authority
(Village of Pennsylvania State Project); Series 2002 A
IDR
6.90%, 01/01/22                                                                      (a)                 500                 530,835
------------------------------------------------------------------------------------------------------------------------------------
7.00%, 01/01/34                                                                      (a)                 500                 528,915
------------------------------------------------------------------------------------------------------------------------------------
Bucks (County of) Industrial Development Authority
(Ann's Choice, Inc. Facility); Retirement Community
Series 2005 A RB
5.90%, 01/01/27                                                                      (a)               1,000               1,011,630
------------------------------------------------------------------------------------------------------------------------------------
6.25%, 01/01/35                                                                      (a)               1,000               1,035,600
------------------------------------------------------------------------------------------------------------------------------------
Chartiers Valley Industrial & Commercial Development
Authority (Asbury Health Center); Refunding First
Mortgage Series 1999 IDR
6.38%, 12/01/19                                                                      (a)               1,000               1,039,470
------------------------------------------------------------------------------------------------------------------------------------
Clarion (County of) Industrial Development Authority
(Beverly Enterprises, Inc. Project); Refunding Health
Facilities Series 2001 IDR
7.38%, 12/01/08                                                                      (a)(e)              350                 355,128
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     PRINCIPAL
                                                                                                       AMOUNT
                                                                                                        (000)                VALUE
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)
Crawford (County of) Hospital Authority (Wesbury United
Methodist Community); Senior Living Facilities Series
1999 RB
6.25%, 08/15/29                                                                      (a)              $  750              $  776,963
------------------------------------------------------------------------------------------------------------------------------------
Cumberland (County of) Industrial Development Authority
(The Woods at Cedar Run Retirement Facility); Refunding
First Mortgage Series 1998 A IDR
6.50%, 11/01/18                                                                      (a)(i)(j)         1,000                 372,040
------------------------------------------------------------------------------------------------------------------------------------
Cumberland (County of) Municipal Authority (Wesley
Affiliated Services, Inc.); Retirement Community Series
2002 A RB
6.00%, 01/01/13                                                                      (a)                 800                 814,608
------------------------------------------------------------------------------------------------------------------------------------
7.13%, 01/01/25                                                                      (a)                 700                 767,340
------------------------------------------------------------------------------------------------------------------------------------
Lancaster (County of) Hospital Authority (Saint Anne's
Home); Health Center Series 1999 RB
6.63%, 04/01/28                                                                      (a)                 500                 519,040
------------------------------------------------------------------------------------------------------------------------------------
Lancaster (County of) Industrial Development Authority
(Garden Spot Village Project); Series 2000 A IDR
7.60%, 05/01/22                                                                      (a)                 250                 274,798
------------------------------------------------------------------------------------------------------------------------------------
7.63%, 05/01/31                                                                      (a)                 500                 546,190
------------------------------------------------------------------------------------------------------------------------------------
Lawrence (County of) Industrial Development Authority
(Shenango Presbyterian Senior Care Obligated Group);
Senior Health & Housing Facilities Series 2001 B IDR
7.50%, 11/15/31                                                                      (a)               1,000               1,029,450
------------------------------------------------------------------------------------------------------------------------------------
Lebanon (County of) Health Facilities Authority
(Pleasant View Retirement); Health Center Series 2005 A
RB
5.30%, 12/15/26                                                                      (a)               1,000               1,004,860
------------------------------------------------------------------------------------------------------------------------------------
Lehigh (County of) General Purpose Authority (Bible
Fellowship Church Home Inc.); First Mortgage Series 2001
RB
7.63%, 11/01/21                                                                      (a)                 250                 276,905
------------------------------------------------------------------------------------------------------------------------------------
7.75%, 11/01/33                                                                      (a)                 750                 823,658
------------------------------------------------------------------------------------------------------------------------------------
Montgomery (County of) Higher Education & Health
Authority (Philadelphia Geriatric Center); Series 1999 A
RB
7.38%, 12/01/09                                                                      (a)(c)(d)         1,340               1,536,256
------------------------------------------------------------------------------------------------------------------------------------
Montgomery (County of) Higher Education & Health
Authority (Temple Continuing Care Center); Series 1999 RB
6.63%, 07/01/19                                                                      (a)(i)(j)         1,250                 226,925
------------------------------------------------------------------------------------------------------------------------------------
6.75%, 07/01/29                                                                      (a)(i)(j)           460                  83,122
------------------------------------------------------------------------------------------------------------------------------------
Montgomery (County of) Industrial Development Authority
(Whitemarsh Continuing Care Retirement Community
Project); Mortgage Series 2005 IDR
6.25%, 02/01/35                                                                      (a)               1,000               1,050,090
------------------------------------------------------------------------------------------------------------------------------------
North Penn (Region of) Health, Hospital & Education
Authority (Maple Village Project); Hospital Series 2000
A RB
8.00%, 04/01/10                                                                      (a)(c)(d)           300                 349,857
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania (State of) Economic Development Financing
Authority (Northwestern Human Services, Inc. Project);
Series 1998 A RB
5.25%, 06/01/14                                                                      (a)               1,000                 979,350
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational Facilities
Authority (Student Association, Inc. Project at
California University of Pennsylvania); Student Housing
Series 2000 A RB
6.75%, 09/01/20                                                                      (a)                 500                 528,125
------------------------------------------------------------------------------------------------------------------------------------
6.75%, 09/01/32                                                                      (a)                 320                 336,016
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     PRINCIPAL
                                                                                                       AMOUNT
                                                                                                        (000)                VALUE
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)
Philadelphia (City of) Industrial Development Authority
(Cathedral Village Project); Series 2003 A IDR
6.88%, 04/01/34                                                                      (a)              $  500              $  541,485
------------------------------------------------------------------------------------------------------------------------------------
Westmoreland (County of) Industrial Development
Authority (RedStore Presbysterian Senior Care Obligated
Group); Series 2005 A RB
5.25%, 01/01/13                                                                      (a)                 500                 509,380
------------------------------------------------------------------------------------------------------------------------------------
5.75%, 01/01/26                                                                      (a)               1,000               1,028,330
------------------------------------------------------------------------------------------------------------------------------------
5.88%, 01/01/32                                                                      (a)                 500                 511,960
====================================================================================================================================
                                                                                                                          21,736,077
====================================================================================================================================

RHODE ISLAND--0.07%
Tobacco Settlement Financing Corp.; Asset-Backed Series
2002 A RB
6.13%, 06/01/32                                                                      (a)                 240                 251,018
====================================================================================================================================

SOUTH CAROLINA--2.10%
South Carolina (State of) Jobs-Economic Development
Authority (Palmetto Health Alliance); Hospital
Facilities Improvement Series 2000 A RB
7.38%, 12/15/10                                                                      (a)(c)(d)           800                 946,256
------------------------------------------------------------------------------------------------------------------------------------
South Carolina (State of) Jobs Economic-Development
Authority (Palmetto Health Alliance); Refunding Hospital
Facilities Series 2003 A RB
6.13%, 08/01/23                                                                      (a)               1,500               1,624,875
------------------------------------------------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic-Development
Authority (South Carolina Episcopal Home at Still Hopes
Project); Residential Care Facilities Series 2004 A RB
6.25%, 05/15/25                                                                      (a)                 750                 776,693
------------------------------------------------------------------------------------------------------------------------------------
6.38%, 05/15/32                                                                      (a)               1,250               1,305,050
------------------------------------------------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic Development
Authority (Westley Commons Project); First Mortgage
Health Facilities Series 2000 RB
7.75%, 10/01/15                                                                      (a)                 700                 774,270
------------------------------------------------------------------------------------------------------------------------------------
8.00%, 10/01/31                                                                      (a)                 300                 330,291
------------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Revenue Management Authority; Tobacco
Settlement Series 2001 B RB
6.38%, 05/15/28                                                                      (a)               1,170               1,252,017
====================================================================================================================================
                                                                                                                           7,009,452
====================================================================================================================================

SOUTH DAKOTA--0.31%
South Dakota (State of) Health & Educational Facilities
Authority (Sioux Valley Hospitals & Health System);
Series 2004 A RB
5.25%, 11/01/27                                                                      (a)                 500                 522,945
------------------------------------------------------------------------------------------------------------------------------------
South Dakota (State of) Health & Educational Facilities
Authority (Westhills Village Retirement Community);
Series 2003 RB
5.65%, 09/01/23                                                                      (a)                 500                 527,255
====================================================================================================================================
                                                                                                                           1,050,200
====================================================================================================================================

TENNESSEE--0.88%
Davidson & Williamson (Counties of) (Harpeth Valley
Utilities District); Utilities Improvement Series 2004
RB (INS-MBIA Insurance Corp.)
5.00%, 09/01/34                                                                      (a)(b)            1,000               1,042,740
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     PRINCIPAL
                                                                                                       AMOUNT
                                                                                                        (000)                VALUE
------------------------------------------------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)
Johnson City (City of) Health & Educational Facilities
Board (Appalachian Christian Village Project);
Retirement Facilities Series 2004 A RB
6.00%, 02/15/24                                                                      (a)              $  500              $  502,355
------------------------------------------------------------------------------------------------------------------------------------
6.25%, 02/15/32                                                                      (a)                 350                 359,149
------------------------------------------------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational & Housing
Facilities Board (Germantown Village); Residential Care
Series 2003 A RB
7.00%, 12/01/23                                                                      (a)               1,000               1,024,910
====================================================================================================================================
                                                                                                                           2,929,154
====================================================================================================================================

TEXAS--8.95%
Abilene (City of) Health Facilities Development Corp.
(Sears Methodist Retirement System Obligated Group
Report); Retirement Facility Series 2003 A RB
7.00%, 11/15/33                                                                      (a)               1,000               1,087,230
------------------------------------------------------------------------------------------------------------------------------------
Atlanta (City of) Hospital Authority; Hospital Facility
Series 1999 RB
6.70%, 08/01/19                                                                      (a)                 500                 521,685
------------------------------------------------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities Development Corp.
(Army Retirement Residence Project); Series 2002 RB
6.30%, 07/01/32                                                                      (a)                 500                 532,690
------------------------------------------------------------------------------------------------------------------------------------
Bexar (County of) Housing Finance Corp. (American
Opportunity Housing); Multifamily Housing Sr. Series
2002 A-1 RB
6.85%, 12/01/23                                                                      (a)                 750                 755,445
------------------------------------------------------------------------------------------------------------------------------------
Bexar (County of) Housing Finance Corp. (Villa
Madrid/Cumberland Apartments); Multifamily Housing
Series 1998 A RB
7.25%, 05/01/16                                                                      (a)(i)(j)           200                 139,788
------------------------------------------------------------------------------------------------------------------------------------
Board of Regents of the University of Texas System;
Financing System Series 2001 C RB
5.00%, 08/15/20                                                                      (a)               1,000               1,050,290
------------------------------------------------------------------------------------------------------------------------------------
Board of Regents of the University of Texas System;
Financing System Series 2003 B RB
5.00%, 08/15/33                                                                      (a)               1,500               1,553,685
------------------------------------------------------------------------------------------------------------------------------------
Comal (County of) Health Facilities Development Corp.
(McKenna Memorial Hospital Project); Healthcare System
Series 2002 A RB
6.25%, 02/01/32                                                                      (a)               1,000               1,063,250
------------------------------------------------------------------------------------------------------------------------------------
Corpus Christi (Port of) Industrial Development Corp.
(Valero); Refunding Series 1997 C IDR
5.40%, 04/01/18                                                                      (a)                 605                 626,465
------------------------------------------------------------------------------------------------------------------------------------
Dallas-Fort Worth (Cities of) International Airport
Facilities Improvement Corp.; Refunding Series 2000 A-3
RB
9.13%, 05/01/29                                                                      (a)(f)              500                 507,055
------------------------------------------------------------------------------------------------------------------------------------
Decatur (City of) Hospital Authority (Wise Regional
Health System); Hospital Series 2004 A RB
5.63%, 09/01/13                                                                      (a)                 985                 987,039
------------------------------------------------------------------------------------------------------------------------------------
7.00%, 09/01/25                                                                      (a)                 825                 893,962
------------------------------------------------------------------------------------------------------------------------------------
7.13%, 09/01/34                                                                      (a)                 905                 981,463
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     PRINCIPAL
                                                                                                       AMOUNT
                                                                                                        (000)                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)
Grand Prairie (City of) Housing Finance Corp.
(Independent Senior Living Center); Series 2003 RB
7.50%, 07/01/17                                                                      (a)              $1,000              $1,047,360
------------------------------------------------------------------------------------------------------------------------------------
7.63%, 01/01/20                                                                      (a)               1,000               1,048,710
------------------------------------------------------------------------------------------------------------------------------------
Gulf Coast Waste Disposal Authority (Valero Energy Corp.
Project); Series 2001 RB
6.65%, 04/01/32                                                                      (a)(f)              900                 979,326
------------------------------------------------------------------------------------------------------------------------------------
Harris (County of) Health Facilities Development Corp.
(Memorial Hermann Health Care); Hospital Series 2001 A RB
6.38%, 06/01/11                                                                      (a)(c)(d)           500                 571,180
------------------------------------------------------------------------------------------------------------------------------------
Harris (County of) Health Facilities Development Corp.
(Saint Luke's Episcopal Hospital); Series 2001 A RB
5.63%, 08/15/11                                                                      (a)(c)(d)           750                 825,713
------------------------------------------------------------------------------------------------------------------------------------
Harris (County of); Refunding Limited Tax Series 2002 GO
5.13%, 08/15/12                                                                      (a)(c)(d)           370                 399,530
------------------------------------------------------------------------------------------------------------------------------------
HFDC of Central Texas, Inc. (Villa de San Antonio
Project); Series 2004 A RB
6.00%, 05/15/25                                                                      (a)               1,000               1,015,440
------------------------------------------------------------------------------------------------------------------------------------
Hidalgo (County of) Health Services Corp. (Mission
Hospital, Inc. Project); Hospital Series 2005 RB
5.00%, 08/15/15                                                                      (a)                 500                 510,670
------------------------------------------------------------------------------------------------------------------------------------
5.00%, 08/15/19                                                                      (a)                 700                 709,751
------------------------------------------------------------------------------------------------------------------------------------
Houston (City of) (Continental Airlines, Inc. Terminal E
Project); Airport System Special Facilities Series 2001
E RB
6.75%, 07/01/29                                                                      (a)(f)              500                 485,125
------------------------------------------------------------------------------------------------------------------------------------
Houston (City of) Health Facilities Development Corp.
(Buckingham Senior Living Community); Retirement
Facilities Series 2004 A RB
7.00%, 02/15/23                                                                      (a)                 300                 331,281
------------------------------------------------------------------------------------------------------------------------------------
7.00%, 02/15/26                                                                      (a)                 750                 827,678
------------------------------------------------------------------------------------------------------------------------------------
7.13%, 02/15/34                                                                      (a)                 450                 495,099
------------------------------------------------------------------------------------------------------------------------------------
Meadow Parc Development, Inc. (Meadow Parc Apartments
Project); Multifamily Housing Series 1998 RB
6.50%, 12/01/30                                                                      (a)               1,200               1,214,016
------------------------------------------------------------------------------------------------------------------------------------
Mesquite (City of) Health Facilities Development Corp.
(Christian Care Centers, Inc. Project); Retirement
Facilities Series 2005 RB
5.63%, 02/15/35                                                                      (a)               1,000               1,026,860
------------------------------------------------------------------------------------------------------------------------------------
Midlothian Development Authority; Tax Increment Contract
Allocation Series 1999 RB
6.70%, 11/15/23                                                                      (a)                 700                 720,909
------------------------------------------------------------------------------------------------------------------------------------
Midlothian Development Authority; Tax Increment Contract
Allocation Series 2001 RB
7.88%, 11/15/26                                                                      (a)               1,000               1,100,240
------------------------------------------------------------------------------------------------------------------------------------
Midlothian Development Authority; Tax Increment Contract
Allocation Series 2004 RB
6.20%, 11/15/29                                                                      (a)(e)            1,000               1,006,400
------------------------------------------------------------------------------------------------------------------------------------
Texas (State of) Public Finance Authority (School
Excellence Education Project); Charter School Finance
Corp. Series 2004 A RB
7.00%, 12/01/34                                                                      (a)(e)            1,000               1,038,510
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT
                                                                                                        (000)                VALUE
------------------------------------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)
Travis (County of) Health Facilities Development Corp.
(Querencia Barton Creek Project); Retirement Facilities
Series 2005 RB
5.50%, 11/15/25                                                                      (a)              $1,650              $1,628,303
------------------------------------------------------------------------------------------------------------------------------------
5.65%, 11/15/35                                                                      (a)               1,250               1,238,513
------------------------------------------------------------------------------------------------------------------------------------
Woodhill Public Facility Corp. (Woodhill Apartments
Project); Multifamily Housing Series 1999 RB
7.50%, 12/01/29                                                                      (a)               1,000                 974,470
====================================================================================================================================
                                                                                                                          29,895,131
====================================================================================================================================

VERMONT--0.22%
Vermont (State of) Educational & Health Buildings
Financing Agency (Copley Manor Project); Health Care
Facilities Series 2005 RB
6.50%, 04/01/33                                                                      (a)                 760                 728,612
====================================================================================================================================

VIRGIN ISLANDS--0.05%
Virgin Islands (Commonwealth of) Public Finance
Authority; Sr. Lien Matching Fund Loan Notes Series 2004
A RB
5.25%, 10/01/24                                                                      (a)                 150                 156,501
====================================================================================================================================

VIRGINIA--3.83%
Chesterfield (County of) Health Center Commission (Lucy
Corr Village); Refunding Mortgage Series 2005 RB
5.38%, 12/01/28                                                                      (a)               2,250               2,219,265
------------------------------------------------------------------------------------------------------------------------------------
Hampton (City of) Redevelopment & Housing Authority
(Olde Hampton Hotel Association); Refunding First
Mortgage Series 1998 A RB
6.50%, 07/01/16                                                                      (a)                 500                 484,105
------------------------------------------------------------------------------------------------------------------------------------
Henrico (County of) Economic Development Authority
(Virginia United Methodist Homes); Refunding Residential
Care Facility Series 2002 A RB
6.50%, 06/01/22                                                                      (a)                 750                 803,865
------------------------------------------------------------------------------------------------------------------------------------
James City (County of) Economic Development Authority
(Williamsburg Lodging); First Mortgage Residential Care
Facilities Series 2005 A RB
5.50%, 09/01/34                                                                      (a)                 750                 757,950
------------------------------------------------------------------------------------------------------------------------------------
Lynchburg (City of) Industrial Development Authority
(The Summit); Residential Care Facility Mortgage Series
2002 A IDR
6.25%, 01/01/28                                                                      (a)                 500                 513,560
------------------------------------------------------------------------------------------------------------------------------------
Norfolk Redevelopment & Housing Authority (Fort Norfolk
Retirement Community, Inc.-Harbor's Edge Project); First
Mortgage Series 2004 A RB
6.00%, 01/01/25                                                                      (a)                 500                 517,315
------------------------------------------------------------------------------------------------------------------------------------
6.13%, 01/01/35                                                                      (a)               1,100               1,136,839
------------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority (Virginia Baptist Homes);
Residential Care Facilities Series 2003 A RB
7.38%, 12/01/23                                                                      (a)                 500                 560,220
------------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp.; Asset-Backed Series
2005 RB
5.50%, 06/01/26                                                                      (a)                 500                 510,275
------------------------------------------------------------------------------------------------------------------------------------
5.63%, 06/01/37                                                                      (a)               2,250               2,267,033
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT
                                                                                                        (000)                VALUE
------------------------------------------------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)
Virginia Beach Development Authority
(Westminster-Canterbury); Refunding Residential Care
Facilities Mortgage Series 2005 RB
5.38%, 11/01/32                                                                      (a)              $1,000              $1,014,810
------------------------------------------------------------------------------------------------------------------------------------
Winchester (City of) Industrial Development Authority
(Westminster-Canterbury); Residential Care Facilities
Series 2005 A IDR
5.20%, 01/01/27                                                                      (a)               1,000               1,009,370
------------------------------------------------------------------------------------------------------------------------------------
5.30%, 01/01/35                                                                      (a)               1,000               1,009,980
====================================================================================================================================
                                                                                                                          12,804,587
====================================================================================================================================

WASHINGTON--0.23%
Skagit (County of) Public Hospital District No. 1
(Skagit Valley Hospital); Series 2005 RB
5.50%, 12/01/30                                                                      (a)                 750                 780,165
====================================================================================================================================

WISCONSIN--4.25%
Badger Tobacco Asset Securitization Corp.; Tobacco
Settlement Asset-Backed Series 2002 RB
6.13%, 06/01/27                                                                      (a)               2,215               2,335,142
------------------------------------------------------------------------------------------------------------------------------------
Milwaukee (City of) Redevelopment Authority (Milwaukee
Science Education Consortium, Inc. Project); Series 2005
A RB
5.63%, 08/01/25                                                                      (a)               2,000               2,012,720
------------------------------------------------------------------------------------------------------------------------------------
5.75%, 08/01/35                                                                      (a)               1,815               1,823,948
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational Facilities
Authority (Beaver Dam Community Hospitals, Inc.
Project); Series 2004 A RB
6.50%, 08/15/26                                                                      (a)                 250                 268,565
------------------------------------------------------------------------------------------------------------------------------------
6.75%, 08/15/34                                                                      (a)                 950               1,031,966
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational Facilities
Authority (Community Memorial Hospital, Inc. Project);
Series 2003 RB
7.13%, 01/15/22                                                                      (a)               1,120               1,195,790
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational Facilities
Authority (Community Rehabilitation Providers Facilities
Acquisition Program); Series 1998 RB
6.88%, 12/01/23                                                                      (a)                 200                 211,566
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational Facilities
Authority (Eastcastle Place, Inc. Project); Series 2004
RB
6.00%, 12/01/24                                                                      (a)                 500                 512,965
------------------------------------------------------------------------------------------------------------------------------------
6.13%, 12/01/34                                                                      (a)               1,000               1,021,040
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational Facilities
Authority (FH Healthcare Development Inc. Project);
Series 1999 RB
6.25%, 11/15/09                                                                      (a)(c)(d)         1,250               1,382,750
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational Facilities
Authority (New Castle Place Project); Series 2001 A RB
7.00%, 12/01/31                                                                      (a)                 250                 259,250
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational Facilities
Authority (Oakwood Village Project); Series 2000 A RB
7.63%, 08/15/30                                                                      (a)               1,000               1,097,670
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT
                                                                                                        (000)                VALUE
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)
Wisconsin (State of) Health & Educational Facilities
Authority (Tomah Memorial Hospital, Inc. Project);
Series 2003 RB
6.00%, 07/01/15                                                                      (a)              $  100              $  104,602
------------------------------------------------------------------------------------------------------------------------------------
6.13%, 07/01/16                                                                      (a)                 150                 157,277
------------------------------------------------------------------------------------------------------------------------------------
6.63%, 07/01/28                                                                      (a)                 750                 787,905
====================================================================================================================================
                                                                                                                          14,203,156
====================================================================================================================================

WYOMING--0.16%
Teton (County of) Hospital District (Saint John's
Medical Center); Hospital Series 2002 RB
6.75%, 12/01/22                                                                      (a)                 500                 525,515
====================================================================================================================================
TOTAL INVESTMENTS--99.45% (Cost $321,345,495)                                                                            332,273,898
====================================================================================================================================
OTHER ASSETS LESS LIABILITIES--0.55%                                                                                       1,822,638
====================================================================================================================================
NET ASSETS--100.00%                                                                                                     $334,096,536
====================================================================================================================================

Investment Abbreviations:

COP                                        Certification of Participation
GO                                         General Obligation Bonds
IDR                                        Industrial Development Revenue Bonds
INS                                        Insurer
LOC                                        Letter of Credit
PCR                                        Pollution Control Revenue Bonds
RB                                         Revenue Bonds
Sr.                                        Senior
VRD                                        Variable Rate Demand

                        Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at December 31, 2005 was $331,927,898, which represented 99.35% of the Fund's Net Assets. See Note 1A.

(b) Principal and/or interest payments are secured by the bond insurance company listed.

(c) Advance refunded; secured by an escrow fund of U.S. Treasury obligations or other highly rated collateral.

(d) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at December 31, 2005 was $3,033,892, which represented 0.90% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(f)      Security subject to the alternative minimum tax.

(g) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on December 31, 2005.

(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i) Defaulted security. Currently, the issuer is in default with respect to interest payments. The aggregate value of these securities at December 31, 2005 was $821,875, which represented 0.25% of the Fund's Net Assets.

(j) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at December 31, 2005 was $821,875, which represented 0.25% of the Fund's Net Assets.

         See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2005
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

                  Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par.

                  Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

                  Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

                  The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.


HIM-QTR-1                             F-26

D. LOWER-RATED SECURITIES - The Fund may invest 100% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors claims.



NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended December 31, 2005 was $155,323,893 and $35,799,995, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                               UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
Aggregate unrealized appreciation of investment securities                                                             $ 13,168,169
------------------------------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                                             (2,240,291)
====================================================================================================================================
Net unrealized appreciation of investment securities                                                                   $ 10,927,878
====================================================================================================================================
Cost of investments for tax purposes is $321,346,020


HIM-QTR-1                            F-27

                            AIM TAX-EXEMPT CASH FUND
          Quarterly Schedule of Portfolio Holdings o December 31, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com              TEC-QTR-1 12/05             A I M Advisors, Inc.

AIM Tax-Exempt Cash Fund - Quarterly Report

SCHEDULE OF INVESTMENTS
December 31, 2005
(Unaudited)

                                                                                                         PRINCIPAL
                                                                                        RATINGS     (a)    AMOUNT
                                                                                     S&P     MOODY'S       (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--
99.91%

Alabama--9.71%

Montgomery (City of) Industrial Development Board
(Industrial Partners Project); Refunding VRD
Series 1989 IDR (LOC-SunTrust Bank)
   3.63%, 01/01/07                                                (b)(c)             --        Aa2         $  220         $  220,000
------------------------------------------------------------------------------------------------------------------------------------
Oxford (City of); Unlimited Tax VRD Series 2003
GO Wts. (LOC-Branch Banking & Trust Co.)
    3.63%, 07/01/15                                               (b)(c)             --     VMIG-1          4,665          4,665,000
====================================================================================================================================
                                                                                                                           4,885,000
====================================================================================================================================

ALASKA--1.41%

Alaska (State of) Industrial Development &
Export Authority (Safeway Inc. Projects); Refunding
VRD Series 1991 IDR (LOC-Deutsche Bank A.G.)
    3.25%, 06/01/06                                               (b)(d)(e)(f)      A-1         --            710            710,000
====================================================================================================================================

ARIZONA--0.48%

Arizona (State of) Board of Regents (Northern
Arizona University System); Refunding Series 2002
RB (INS-Financial Guaranty Insurance Co.)
    4.00%, 06/01/06                                               (g)               AAA        Aaa            240            240,959
====================================================================================================================================

COLORADO--1.59%

Arvada (City of); Water Enterprise VRD Series
2001 RB (INS-Financial Securities
Assurance Inc.)
    3.10%, 11/01/20                                               (g)(h)           A-1+         --            800            800,000
====================================================================================================================================

FLORIDA--1.99%

Seminole (County of) Industrial Development
Authority (Florida Living Nursing); Multi-Modal
Health Facilities VRD Series 1991 IDR (LOC-Bank
of America, N.A.)
    3.71%, 02/01/11                                               (b)(c)             --     VMIG-1          1,000          1,000,000
====================================================================================================================================

GEORGIA--8.15%

Floyd (County of) Development Authority (Shorter
College Project); VRD Series 1998 RB
(LOC-SunTrust Bank)
    3.66%, 06/01/17                                               (b)(c)           A-1+         --          2,100          2,100,000
------------------------------------------------------------------------------------------------------------------------------------


TEC-QTR-1                              F-1

                                                                                                           PRINCIPAL
                                                                                        RATINGS     (a)     AMOUNT
                                                                                     S&P     MOODY'S        (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
GEORGIA - (CONTINUED)
Tallapoosa (City of) Development Authority
(U.S Can Co. Project); Refunding VRD
Series 1994 IDR (LOC-Deutsche Bank A.G.)
    3.58%, 02/01/15                                               (b)(c)(f)         A-1         --         $2,000         $2,000,000
====================================================================================================================================
                                                                                                                           4,100,000
====================================================================================================================================

ILLINOIS--9.47%

Illinois (State of) Development Finance Authority
(Institute of Gas Technology Project); VRD Series
1999 IDR (LOC-Harris N.A.)
    3.48%, 09/01/24                                               (b)(c)           A-1+         --          1,900          1,900,000
------------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
Authority (Aurora University); VRD Series 2002 RB
(LOC-Fifth Third Bank)
    3.58%, 03/01/32                                               (b)(c)             --     VMIG-1          2,000          2,000,000
------------------------------------------------------------------------------------------------------------------------------------
Kane, Cook & Du Page (Counties of) School
District No. 46 (Elgin); Refunding Unlimited Tax
Series 2005 GO  (INS-Financial Security Assurance
Inc.)                                                                      \
    3.00%, 01/01/06                                               (g)                --        Aaa            865            865,000
====================================================================================================================================
                                                                                                                           4,765,000
====================================================================================================================================

INDIANA--1.00%

Indianapolis (City of) Local Public Improvement
Bond Bank; Refunding  Series 1998 A RB
    5.25%, 02/01/06                                               AAA               Aaa                       500            500,818
====================================================================================================================================

IOWA--3.98%

Iowa (State of) Finance Authority (YMCA Project);
Economic Development VRD Series 2000 RB
(LOC-Wells Fargo Bank N.A.)
    3.63%, 06/01/10                                               (b)(c)(i)          --         --          1,700          1,700,000
------------------------------------------------------------------------------------------------------------------------------------
Iowa (State of) School Corps.; School Cash
Anticipation Program Series 2005 B RB Wts. Ctfs
(INS-Financial Security Assurance Inc.)
    3.50%, 01/27/06                                               (g)                --      MIG-1            300            300,235
====================================================================================================================================
                                                                                                                           2,000,235
====================================================================================================================================

KENTUCKY--1.89%

Ewing (City of) Kentucky Area Development
Districts Financing Trust (Lease Acquisition
Program); VRD Series 2000 RB (LOC-Wachovia Bank,
N.A.)
    3.62%, 06/01/33                                               (b)(c)(j)        A-1+         --            450            450,000
------------------------------------------------------------------------------------------------------------------------------------
University of Kentucky; Consolidated Educational
Buildings Refunding Series 2004 P, Q and R
(Second Series) RB (INS-Financial Security
Assurance Inc.)
    3.00%, 05/01/06                                               (g)                --        Aaa            500            500,630
====================================================================================================================================
                                                                                                                             950,630
====================================================================================================================================

TEC-QTR-1                              F-2

                                                                                                          PRINCIPAL
                                                                                        RATINGS     (a)    AMOUNT
                                                                                     S&P     MOODY'S       (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------------

MASSACHUSETTS--1.40%

Hudson (Town of); Limited Tax Series 2005 GO
(INS-Ambac Assurance Corp.)
    4.00%, 05/01/06                                               (g)               AAA        Aaa         $  700         $  703,130
====================================================================================================================================

MICHIGAN--4.84%

Detroit (City of); Refunding Unlimited Tax Series
2005 A GO (INS-Financial
Security Assurance Inc.)
    5.00%, 04/01/06                                               (g)               AAA        Aaa            685            687,910
------------------------------------------------------------------------------------------------------------------------------------

Michigan (State of) Municipal Bond Authority
(Pooled Projects); Series 1996 B RB
    5.80%, 04/01/06                                               (e)(k)            AAA        Aaa            500            513,061
------------------------------------------------------------------------------------------------------------------------------------

Michigan (State of); Unlimited Tax Series 2005 A
GO Notes
    4.50%, 09/29/06                                               SP-1+           MIG-1                       600            605,335
------------------------------------------------------------------------------------------------------------------------------------

Oakland (County of) Economic Development Corp.
(Rochester College Project);  VRD Limited
Obligation Series 2001 RB (LOC-JPMorgan Chase
Bank, N.A.)
    3.58%, 08/01/21                                               (b)(c)(j)          --     VMIG-1            629            629,000
====================================================================================================================================
                                                                                                                           2,435,306
====================================================================================================================================

MISSOURI--1.99%

Missouri (State of) Health & Educational
Facilities Authority (Washington University
Project); Educational Facilities VRD Series 1985
B RB
    3.62%, 09/01/10                                               (c)              A-1+     VMIG-1          1,000          1,000,000
====================================================================================================================================

NEVADA--2.02%

Clark (County of) School District; Limited Tax
Series 1996 GO
    6.00%, 06/15/06                                               (e)(k)            AAA        Aaa            500            512,046
------------------------------------------------------------------------------------------------------------------------------------
Clark (County of) School District; Limited Tax
Series 2001 F GO (INS-Financial Security
Assurance Inc.)
    5.00%, 06/15/06                                               (g)               AAA        Aaa            500            504,921
====================================================================================================================================
                                                                                                                           1,016,967
====================================================================================================================================

NEW MEXICO--5.96%

New Mexico (State of) Hospital Equipment Loan
Council (Dialysis Clinic Inc. Project); VRD
Series 2000 RB (LOC-SunTrust Bank)
    3.58%, 07/01/25                                               (b)(c)             --     VMIG-1          3,000          3,000,000
====================================================================================================================================

NORTH CAROLINA--0.50%

Charlotte (City of); Unlimited Tax Series 2002 A
GO
    4.50%, 07/01/06                                                                 AAA        Aaa            250            251,864
====================================================================================================================================


TEC-QTR-1                              F-3

                                                                                                          PRINCIPAL
                                                                                        RATINGS     (a)    AMOUNT
                                                                                     S&P     MOODY'S       (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------------

NORTH DAKOTA--7.16%

Fargo (City of) (Cass Oil Co. Project);
Commercial Development VRD Series 1984 RB
(LOC-U.S. Bank N.A.)
    3.70%, 12/01/14                                               (b)(c)           A-1+         --         $3,600         $3,600,000
====================================================================================================================================

OHIO--2.19%

Loveland (City of) School District; Limited Tax
Series 2005 TAN (INS-Financial Security Assurance
Inc.)
    4.00%, 06/01/06                                               (g)               AAA        Aaa            700            703,917
------------------------------------------------------------------------------------------------------------------------------------
Ohio (State of) Air Quality Development Authority
(Timken Co. Project); Multi-Modal Interchangeable
Rate Air Quality Development Refunding VRD Series
2001 RB (LOC-Fifth Third Bank)
    3.68%, 11/01/25                                               (b)(c)           A-1+     VMIG-1            400            400,000
====================================================================================================================================
                                                                                                                           1,103,917
====================================================================================================================================

OKLAHOMA--8.15%

Muskogee (City of) Industrial Trust (Muskogee
Mall Ltd. Special Project); VRD Series 1985 IDR
(LOC-Bank of America, N.A.)
   3.70%, 12/01/15                                                (b)(c)(j)          --     VMIG-1          3,600          3,600,000
------------------------------------------------------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority; Capital
Improvements VRD Series 2003 A IDR
    3.13%, 05/15/06                                               (d)(e)           A-1+         --            500            500,000
====================================================================================================================================
                                                                                                                           4,100,000
====================================================================================================================================

PENNSYLVANIA--2.98%

Franklin (County of) Industrial Development
Authority (Chambersburg Hospital Obligated Group
Projects); Health Care VRD Series 2000 IDR
(INS-Ambac Assurance Corp.)
    3.61%, 12/01/24                                               (c)(g)           A-1+         --          1,500          1,500,000
====================================================================================================================================

SOUTH CAROLINA--1.00%

Charleston (County of) School District
Development Corp.; Unlimited Tax Series 2005 TAN
GO (CEP-South Carolina State Department of
Education)
    3.75%, 04/13/06                                                                  --      MIG-1            500            501,637
====================================================================================================================================

TENNESSEE--2.88%

Hawkins (County of) Industrial Development Board
(Leggett & Platt Inc.); Refunding VRD Series 1998
B IDR (LOC-Wachovia Bank, N.A.)
    3.70%, 10/01/27                                               (b)(c)(i)          --         --          1,450          1,450,000
====================================================================================================================================

TEC-QTR-1                            F-4

                                                                                                          PRINCIPAL
                                                                                        RATINGS     (a)    AMOUNT
                                                                                     S&P     MOODY'S       (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------------

TEXAS--13.96%

Bexar (County of) Health Facilities Development
Corp. (Warm Springs Rehabilitation Foundation
Project); Health Care System VRD Series 1997 RB
(LOC-JPMorgan Chase Bank, N.A.)
    3.63%, 09/01/27                                               (b)(c)             --     VMIG-1         $2,500         $2,500,000
------------------------------------------------------------------------------------------------------------------------------------
Garland (City of) Industrial Development
Authority Inc. (Carroll Co. Project); VRD Series
1984 IDR (LOC-Wells Fargo Bank, N.A.) (Acquired
09/12/05; Cost $2,800,000)
    3.63%, 12/01/14                                               (b)(c)(l)          --        Aaa          2,800          2,800,000
------------------------------------------------------------------------------------------------------------------------------------
Harris (County of) Cultural Education Facilities
Finance Corp. (Houston Music Hall
Foundation-Hobby Center for the Performing Arts
Project); VRD Series 1999 RB (LOC-JPMorgan Chase
Bank, N.A.)
    3.63%, 06/01/29                                               (b)(c)           A-1+         --            400            400,000
------------------------------------------------------------------------------------------------------------------------------------
Houston (City of) Independent School District
(Public Property Financial Contractual
Obligation); limited Tax Series 2003 GO
    3.00%, 07/15/06                                               AA                Aa2                       300            300,000
------------------------------------------------------------------------------------------------------------------------------------
Texas (State of); Unlimited Tax Series 2005 TRAN
GO
    4.50%, 08/31/06                                               SP-1+           MIG-1                     1,015          1,025,035
====================================================================================================================================
                                                                                                                           7,025,035
====================================================================================================================================

VIRGINIA--0.56%

Charlottesville (City of) Industrial Development
Authority (Safeway Inc. Projects); Refunding VRD
Series 1991 IDR (LOC-Deutsche Bank A.G.)
    3.25%, 06/01/06                                               (b)(d)(f)         A-1         --            280            280,000
====================================================================================================================================

WISCONSIN--3.86%

Kimberly (Village of) (Fox Cities YMCA Project);
VRD Series 2002 RB (LOC-M&I Marshall & Ilsley
Bank)
    3.58%, 04/01/32                                               (b)(c)             --     VMIG-1          1,940          1,940,000
====================================================================================================================================

WYOMING--0.79%

Douglas (City of) (Safeway Inc. Projects);
Refunding VRD Series 1991 IDR (LOC-Deutsche Bank
A.G.)
    3.25%, 06/01/06                                               (b)(d)(f)         A-1         --            400            400,000
====================================================================================================================================

TOTAL INVESTMENTS--99.91%  (Cost $50,260,498)                     (m)(n)                                                  50,260,498
====================================================================================================================================
OTHER ASSETS LESS LIABILITIES--0.09%                                                                                          43,695
====================================================================================================================================
NET ASSETS--100.00%                                                                                                      $50,304,193
====================================================================================================================================


TEC-QTR-1                              F-5

Investment Abbreviations:

CEP                                        Credit Enhancement Provider
Ctfs.                                      Certificates
GO                                         General Obligation Bonds
IDR                                        Industrial Development Revenue Bonds
INS                                        Insurer
LOC                                        Letter of Credit
RB                                         Revenue Bonds
TAN                                        Tax Antcipation Notes
TRAN                                       Tax and Revenue Anticipation Notes
VRD                                        Variable Rate Demand
Wts.                                       Warrants

         NOTES TO SCHEDULE OF INVESTMENTS:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service. Inc. ("Moody's"), except as indicated in note (f) below.

(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on December 31, 2005.

(d) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on December 31, 2005.

(e) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to country other than the United States of America (as a percentage of total net assets) is summarized as follows: Germany: 6.7%.

(g) Principal and/or interest payments are secured by the bond insurance company listed.

(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on December 31, 2005.

(i) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

(j) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

(k) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.

(l) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The value of this security at December 31, 2005 represented 5.57% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(m) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it will not be primarily responsible for the issuer's obligations but may be called upon to satisfy issuer's obligations.


ENTITIES                            PERCENTAGE
--------                            ----------
Suntrust Bank                            10.6
---------------------------------------------
Branch Banking & Trust Co.                9.3
---------------------------------------------
Bank of America, N.A                      9.1
---------------------------------------------
Wells Fargo Bank N.A                      8.9
---------------------------------------------
Financial Security Assurance Inc.         8.7
---------------------------------------------
U.S. Bank N.A                             7.2
---------------------------------------------
JPMorgan Chase Bank, N.A                  7.0
---------------------------------------------
Deutsche Bank A.G                         6.7
---------------------------------------------
Other Entities Less than 5%              32.5
---------------------------------------------

(n)      Also represents cost for federal income tax purposes.

         See accompanying notes to which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2005
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- The Fund's securities are presented on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

                  Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain
         (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

                  The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.


TEC-QTR-1                             F-7

                         AIM TAX-FREE INTERMEDIATE FUND
          Quarterly Schedule of Portfolio Holdings o December 31, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com              TFI-QTR-1 12/05             A I M Advisors, Inc.

AIM Tax-Free Intermediate Fund - Quarterly Report

SCHEDULE OF INVESTMENTS
December 31, 2005
(Unaudited)


                                                                                                          PRINCIPAL
                                                                                       RATINGS     (a)     AMOUNT
                                                                                    S&P      MOODY'S        (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--100.19%                                    (b)

ALABAMA--2.27%

Alabama (State of) Special Care Facilities
Financing Authority (Birmingham Charity Obligated
Group); Hospital Series 1997 D RB
    4.95%, 11/01/07                                               (c)(d)            NRR        Aaa         $  605         $  618,304
------------------------------------------------------------------------------------------------------------------------------------
Birmingham (City of); Refunding Unlimited Tax
Series 2001 B GO Wts. (INS-Financial Security
Assurance Inc.)
    5.25%, 07/01/10                                               (e)               AAA        Aaa          1,950          2,094,807
------------------------------------------------------------------------------------------------------------------------------------
Jefferson (County of); School Limited Tax Series
2000 GO Wts. (INS-Financial Security Assurance
Inc.)
    5.05%, 02/15/09                                               (e)               AAA        Aaa          1,000          1,049,490
------------------------------------------------------------------------------------------------------------------------------------
Jefferson (County of); Unlimited Tax Series 2001
A GO Wts. (INS-Ambac Assurance Corp.)
    5.00%, 04/01/10                                               (e)               AAA        Aaa          2,925          3,102,226
------------------------------------------------------------------------------------------------------------------------------------
Lauderdale (County of) & Florence   (City of)
Health Care Authority (Coffee Health Group
Project); Series 1999 A RB (INS-MBIA Insurance
Corp.)
    5.00%, 07/01/07                                               (e)               AAA        Aaa          1,000          1,022,740
------------------------------------------------------------------------------------------------------------------------------------
Lauderdale (County of) & Florence   (City of)
Health Care Authority (Coffee Health Group
Project); Series 2000 A RB (INS-MBIA Insurance
Corp.)
    5.50%, 07/01/08                                               (e)               AAA        Aaa            385            403,857
====================================================================================================================================
                                                                                                                           8,291,424
====================================================================================================================================

ALASKA--0.29%

Anchorage (City of); Correctional Facilities
Lease Series 2000 RB (INS-Financial Security
Assurance Inc.)
    5.13%, 02/01/09                                               (e)               AAA        Aaa          1,000          1,049,890
====================================================================================================================================

AMERICAN SAMOA--0.77%

American Samoa (Territory of); Refunding
Unlimited Tax Series 2000 GO (INS-ACA Financial
Guaranty Corp.)
    6.00%, 09/01/06                                               (e)                 A         --          1,585          1,602,324
------------------------------------------------------------------------------------------------------------------------------------

TFI-QTR-1                             F-1

                                                                                                          PRINCIPAL
                                                                                       RATINGS     (a)     AMOUNT
                                                                                    S&P      MOODY'S        (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN SAMOA--(CONTINUED)

American Samoa (Territory of); Refunding
Unlimited Tax Series 2000 GO (INS-ACA Financial
Guaranty Corp.)
    6.00%, 09/01/07                                               (e)                 A         --         $1,150         $1,185,857
====================================================================================================================================
                                                                                                                           2,788,181
====================================================================================================================================

ARIZONA--2.47%

Arizona (State of) Transportation Board;
Refunding Highway Sub. Series 1993 A RB
    6.00%, 07/01/08                                                                  AA        Aa2            800            851,400
------------------------------------------------------------------------------------------------------------------------------------
Gilbert (City of) Public Facilities Municipal
Property Corp.; Series 2006 RB (INS-Financial
Guaranty Insurance Co.)
    5.00%, 07/01/15                                               (e)               AAA        Aaa          1,750          1,908,690
------------------------------------------------------------------------------------------------------------------------------------
Maricopa (County of) Unified School District #4
(Mesa Project of 1995); Unlimited Tax Series 1998
E GO
    5.00%, 07/01/08                                               (c)(d)            AAA        Aaa          1,900          1,977,482
------------------------------------------------------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement Corp.;
Refunding Wastewater System Jr. Lien Series 2001
RB (INS-Financial Guaranty Insurance Co.)
    5.25%, 07/01/11                                               (e)               AAA        Aaa          3,000          3,255,420
------------------------------------------------------------------------------------------------------------------------------------
Yuma (City of) Industrial Development Authority (Yuma
Regional Medical Center Project); Refunding Hospital Series
1997 RB (INS-MBIA Insurance Corp.)
    5.70%, 08/01/06                                               (e)               AAA        Aaa          1,000          1,013,520
====================================================================================================================================
                                                                                                                           9,006,512
====================================================================================================================================

ARKANSAS--0.77%

Little Rock (City of) School District; Limited
Tax Series 2001 C GO (INS-Financial Security
Assurance Inc.)
    5.00%, 02/01/10                                               (e)                --        Aaa          1,695          1,793,971
------------------------------------------------------------------------------------------------------------------------------------
Sebastian (County of) Community Junior College
District; Refunding & Improvement Limited Tax
Series 1997 GO
    5.20%, 04/01/07                                               (c)               NRR        Aaa          1,000          1,023,440
====================================================================================================================================
                                                                                                                           2,817,411
====================================================================================================================================

COLORADO--0.58%

Boulder (County of) Open Space Capital
Improvement Trust Fund; Series 1998 RB
    5.25%, 12/15/09                                                                 AA-         --          1,000          1,045,030
------------------------------------------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority; Sr
Series 2001 A RB (INS-Financial Security
Assurance Inc.)
    5.00%, 06/15/11                                               (e)               AAA        Aaa          1,000          1,072,210
====================================================================================================================================
                                                                                                                           2,117,240
====================================================================================================================================


TFI-QTR-1                             F-2

                                                                                                          PRINCIPAL
                                                                                       RATINGS     (a)     AMOUNT
                                                                                    S&P      MOODY'S        (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT--0.85%

Connecticut (State of) Resources Recovery
Authority (Bridgeport Resco Co. L.P. Project);
Refunding Series 1999 RB (INS-MBIA Insurance
Corp.)
    5.13%, 01/01/09                                               (e)               AAA        Aaa         $1,000         $1,048,050
------------------------------------------------------------------------------------------------------------------------------------
New Haven (City of); Unlimited Tax Series 1997 GO
    6.00%, 02/15/06                                               (c)               AAA        Aaa          2,050          2,056,232
====================================================================================================================================
                                                                                                                           3,104,282
====================================================================================================================================

DISTRICT OF COLUMBIA--7.34%

District of Columbia (Gonzaga College High
School); Series 1999 RB (INS-Financial Security
Assurance Inc.)
    5.25%, 07/01/09                                               (e)               AAA        Aaa            510            540,620
------------------------------------------------------------------------------------------------------------------------------------
District of Columbia (Medlantic Healthcare
Group); Refunding Hospital Series 1993 A RB
    5.50%, 08/15/06                                               (c)               AAA        Aaa            500            506,825
------------------------------------------------------------------------------------------------------------------------------------
District of Columbia (Medlantic Healthcare
Group); Refunding Hospital Series 1996 A RB
6.00%, 08/15/06                                                   (c)               AAA        Aaa          1,550          1,575,807
------------------------------------------------------------------------------------------------------------------------------------
District of Columbia (Medlantic Healthcare
Group); Refunding Hospital Series 1997 A RB
    6.00%, 08/15/07                                               (c)               AAA        Aaa            500            521,395
------------------------------------------------------------------------------------------------------------------------------------
District of Columbia; Prerefunded Unlimited Tax
Series 1999 B GO
    5.50%, 06/01/09                                               (c)               AAA        Aaa            950          1,015,189
------------------------------------------------------------------------------------------------------------------------------------
District of Columbia; Refunding Unlimited Tax Series 1993 B-1
GO (INS-Ambac Assurance Corp.)
    5.50%, 06/01/09                                               (e)               AAA        Aaa          1,250          1,331,212
------------------------------------------------------------------------------------------------------------------------------------
District of Columbia; Refunding Unlimited Tax
Series 1993 B-2 GO (INS-Financial Security
Assurance Inc.)
    5.50%, 06/01/07                                               (e)               AAA        Aaa          3,000          3,090,240
------------------------------------------------------------------------------------------------------------------------------------
District of Columbia; Refunding Unlimited Tax
Series 1999 B GO (INS-Financial Security
Assurance Inc.)
    5.50%, 06/01/10                                               (e)               AAA        Aaa          1,415          1,527,761
------------------------------------------------------------------------------------------------------------------------------------
District of Columbia; Unrefunded Unlimited Tax
Series 1999 B GO (INS-Financial Security
Assurance Inc.)
    5.50%, 06/01/09                                               (e)               AAA        Aaa         14,160         15,079,975
------------------------------------------------------------------------------------------------------------------------------------
Washington Convention Center Authority; Sr. Lien
Dedicated Tax Series 1998 RB (INS-Ambac Assurance
Corp.)
    5.25%, 10/01/09                                               (e)               AAA        Aaa          1,500          1,584,375
====================================================================================================================================
                                                                                                                          26,773,399
====================================================================================================================================

TFI-QTR-1                             F-3

                                                                                                          PRINCIPAL
                                                                                       RATINGS     (a)     AMOUNT
                                                                                    S&P      MOODY'S        (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------------

FLORIDA--3.32%

Broward (County of) (Wheelabrator South Broward
Inc.); Refunding Resource Recovery Series 2001 A
RB
    5.00%, 12/01/07                                                                  AA         A3         $2,800         $2,873,024
------------------------------------------------------------------------------------------------------------------------------------
Broward (County of) (Wheelabrator South Broward
Inc.); Refunding Resource Recovery Series 2001 A
RB
    5.50%, 12/01/08                                                                  AA         A3          1,700          1,791,647
------------------------------------------------------------------------------------------------------------------------------------
Florida (State of) Board of Education; Lottery
Series 2000 B RB (INS-Financial Guaranty
Insurance Co.)
    5.75%, 07/01/10                                               (e)               AAA        Aaa          1,000          1,095,320
------------------------------------------------------------------------------------------------------------------------------------
Highlands (County of) Health Facilities Authority
(Adventist Health System/Sunbelt Inc.); Hospital
Series 2005 I RB
    5.00%, 11/16/09                                               (d)                A+         A2          2,000          2,086,140
------------------------------------------------------------------------------------------------------------------------------------
Palm Beach (County of) Solid Waste Authority;
Refunding Series 1997 A RB (INS-Ambac Assurance
Corp.)
    5.50%, 10/01/06                                               (e)               AAA        Aaa          3,000          3,048,510
------------------------------------------------------------------------------------------------------------------------------------
Village Center Community Development District;
Sr. Refunding Recreational Series 1998 A RB
        (INS-MBIA Insurance Corp.)
    5.50%, 11/01/10                                               (e)               AAA        Aaa          1,105          1,205,301
====================================================================================================================================
                                                                                                                          12,099,942
====================================================================================================================================

GEORGIA--1.36%

College Park (City of) Business & Industrial Development
Authority (Civic Center Project); Series 2005 RB (INS-Ambac
Assurance Corp.)
    5.00%, 09/01/15                                               (e)               AAA        Aaa          1,070          1,169,296
------------------------------------------------------------------------------------------------------------------------------------
Dalton (City of); Combined Utilities Series 1999 RB
(INS-Financial Security Assurance Inc.)
    5.75%, 01/01/10                                               (e)               AAA        Aaa          1,015          1,104,452
------------------------------------------------------------------------------------------------------------------------------------
Georgia (State of); Unlimited Tax Series 1992 B GO
    6.30%, 03/01/09                                                                 AAA        Aaa          1,425          1,552,936
------------------------------------------------------------------------------------------------------------------------------------
Georgia (State of); Unlimited Tax Series 1992 B GO
    6.30%, 03/01/10                                                                 AAA        Aaa          1,000          1,113,500
====================================================================================================================================
                                                                                                                           4,940,184
====================================================================================================================================

HAWAII--0.30%

Hawaii (State of); Unlimited Tax Series 1993 CA GO (INS-MBIA
Insurance Corp.)
    5.75%, 01/01/10                                               (e)               AAA        Aaa          1,000          1,087,360
====================================================================================================================================

IDAHO--0.00%

Idaho (State of) Housing Agency; Single Family
Mortgage Sub. Series 1994 D-1 RB (CEP-FHA, VA,
FmHA)
    5.90%, 07/01/06                                                                  --        Aa2             15             15,069
====================================================================================================================================

TFI-QTR-1                             F-4

                                                                                                          PRINCIPAL
                                                                                       RATINGS     (a)     AMOUNT
                                                                                    S&P      MOODY'S        (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------------

ILLINOIS--6.66%

Chicago (City of) (Central Loop Redevelopment); Tax Increment
Allocation Sub. Series 2000 A RB (INS-ACA Financial Guaranty
Corp.)
    6.50%, 12/01/08                                               (e)                 A         --         $8,000         $8,462,080
------------------------------------------------------------------------------------------------------------------------------------
Chicago (City of) Midway Airport; Series 1996 A RB (INS-MBIA
Insurance Corp.)
    5.30%, 01/01/08                                               (e)               AAA        Aaa          1,000          1,029,180
------------------------------------------------------------------------------------------------------------------------------------
Chicago (City of) Park District; Limited Tax
Series 2006 B GO (INS-Financial Guaranty
Insurance Co.)
    5.00%, 01/01/16                                               (e)               AAA        Aaa          1,000          1,085,110
------------------------------------------------------------------------------------------------------------------------------------
Chicago (City of) Park District; Refunding
Unlimited Tax Series 1995 GO (INS-Financial
Guaranty Insurance Co.)
    6.00%, 01/01/07                                               (e)               AAA        Aaa          2,000          2,052,300
------------------------------------------------------------------------------------------------------------------------------------
Hoffman Estates (Park Place Apartments Project);
Refunding Multifamily Housing Series 1996 RB
(CEP-Federal National Mortgage Association)
    5.75%, 06/01/06                                               (d)               AAA         --            960            964,368
------------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) (Department of Central
Management Services); Series 1999 COP (INS-Ambac
Assurance Corp.)
    4.90%, 07/01/08                                               (e)               AAA        Aaa          1,000          1,034,540
------------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
(Children's Memorial Hospital); Series 1999 A RB
        (INS-Ambac Assurance Corp.)
    5.50%, 08/15/07                                               (e)               AAA        Aaa          1,580          1,630,528
------------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority (Edward
Hospital Obligated Group); Series 2001 A RB (INS-Financial
Security Assurance Inc.)
    5.00%, 02/15/09                                               (e)               AAA        Aaa          1,000          1,042,620
------------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
(Highland Park Hospital); Series 1991 B RB
    5.55%, 10/01/06                                               (c)               AAA        Aaa            255            259,289
------------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
(The Carle Foundation); Prerefunded Series 1998 A
RB
    5.25%, 07/01/08                                               (c)(d)            AAA        Aaa            585            617,719
------------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority (The Carle
Foundation); Unrefunded Series 1998 A RB (INS-Ambac Assurance
Corp.)
    5.25%, 07/01/09                                               (e)               AAA        Aaa            415            437,294
------------------------------------------------------------------------------------------------------------------------------------
Illinois (State of); Refunding First Unlimited
Tax Series 2001 GO (INS-Financial Security
Assurance Inc.)
    5.25%, 10/01/11                                               (e)               AAA        Aaa          1,790          1,942,776
------------------------------------------------------------------------------------------------------------------------------------

TFI-QTR-1                             F-5

                                                                                                          PRINCIPAL
                                                                                       RATINGS     (a)     AMOUNT
                                                                                    S&P      MOODY'S        (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------------

ILLINOIS--(CONTINUED)

Madison & Saint Clair (Counties of) School
District #10 (Collinsville School Building);
Unlimited Tax Series 2001 GO (INS-Financial
Guaranty Insurance Co.)
    5.00%, 02/01/11                                               (e)               AAA        Aaa         $1,150         $1,223,450
------------------------------------------------------------------------------------------------------------------------------------
McHenry (County of) Consolidated School District #47 (Crystal
Lake); Unlimited Tax Series 1999 GO (INS-Financial Security
Assurance Inc.)
    5.13%, 02/01/10                                               (e)                --        Aaa          1,250          1,309,762
------------------------------------------------------------------------------------------------------------------------------------
Warrenville (City of); Tax Increment Series 2000 RB
(INS-Financial Security Assurance Inc.)
    5.25%, 05/01/07                                               (e)               AAA        Aaa          1,170          1,198,618
====================================================================================================================================
                                                                                                                          24,289,634
====================================================================================================================================

INDIANA--2.32%

Concord (City of) Community Schools Building
Corp.; Refunding First Mortgage Series 2005 RB
(INS-Financial Security Assurance Inc.)
    5.00%, 01/10/13                                               (e)               AAA        Aaa          1,520          1,640,110
------------------------------------------------------------------------------------------------------------------------------------
Indiana (State of) Health Facility Financing
Authority (Daughters of Charity National Health
      Systems Inc.); Series 1997 D RB
    5.00%, 11/01/07                                               (c)(d)            NRR        Aaa          2,795          2,859,928
------------------------------------------------------------------------------------------------------------------------------------
Indiana (State of) Transportation Finance Authority;
Unrefunded Highway Series 1993 A RB (INS-Ambac Assurance
Corp.)
    5.50%, 06/01/07                                               (e)               AAA        Aaa            855            880,359
------------------------------------------------------------------------------------------------------------------------------------
Indianapolis (City of) Local Public Improvement
        Bond Bank; Series 1999 D RB
    5.10%, 01/01/09                                                                 AAA        Aaa            425            445,243
------------------------------------------------------------------------------------------------------------------------------------
Richland-Bean Blossom School Building Corp.;
       First Mortgage Series 2001 RB
    5.00%, 07/15/10                                               (c)               AAA        Aaa          1,045          1,100,594
------------------------------------------------------------------------------------------------------------------------------------
Zionsville (City of) Community Schools Building
Corp.; First Mortgage Series 2002 RB
    5.00%, 07/15/11                                               (c)               AAA        Aaa          1,420          1,523,887
====================================================================================================================================
                                                                                                                           8,450,121
====================================================================================================================================

KANSAS--1.50%

Johnson (County of) Water District #1; Series
2001 RB
    5.00%, 06/01/11                                                                 AAA        Aaa          1,770          1,901,476
------------------------------------------------------------------------------------------------------------------------------------
Wyandotte (County of) & Kansas City (City of) Unified
Government (Redevelopment Project-Area B); Unrefunded Special
Obligation Series 2001 RB (INS-Ambac Assurance Corp.)
    5.00%, 12/01/09                                               (e)               AAA        Aaa            930            984,665
------------------------------------------------------------------------------------------------------------------------------------

TFI-QTR-1                             F-6

                                                                                                          PRINCIPAL
                                                                                       RATINGS     (a)     AMOUNT
                                                                                    S&P      MOODY'S        (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------------

KANSAS--(CONTINUED)

Wyandotte (County of) & Kansas City (City of) Unified
Government (Redevelopment Project-Area B); Unrefunded Special
Obligation Series 2001 RB (INS-Ambac Assurance Corp.)
    5.00%, 12/01/10                                               (e)               AAA        Aaa         $  620         $  662,433
------------------------------------------------------------------------------------------------------------------------------------
Wyandotte (County of) School District #500;
Unlimited Tax Series 2001 GO (INS-Financial
Security Assurance Inc.)
    5.50%, 09/01/11                                               (e)               AAA        Aaa          1,750          1,915,865
====================================================================================================================================
                                                                                                                           5,464,439
====================================================================================================================================

KENTUCKY--0.30%

Kentucky (State of) Turnpike Authority
(Revitalization Project); Refunding Economic
Development Road Series 2001 A RB (INS-Ambac
Assurance Corp.)
    5.50%, 07/01/11                                               (e)               AAA        Aaa          1,000          1,097,520
====================================================================================================================================

LOUISIANA--3.33%

Louisiana (State of) Energy & Power Authority (Power
Project); Refunding Series 2000 RB (INS-Financial Security
Assurance Inc.)
    5.75%, 01/01/11                                               (e)               AAA        Aaa          2,500          2,747,025
------------------------------------------------------------------------------------------------------------------------------------
Louisiana (State of) Transportation Authority;
Sub. Lien Toll Series 2005 RB BAN
    5.00%, 09/01/09                                                                  AA        Aa3          2,000          2,102,020
------------------------------------------------------------------------------------------------------------------------------------
Louisiana (State of); Unlimited Tax Series 1997 A GO
(INS-Financial Guaranty Insurance Co.)
    6.00%, 04/15/07                                               (e)               AAA        Aaa          5,000          5,164,100
------------------------------------------------------------------------------------------------------------------------------------
New Orleans (City of); Certificates of Indebtedness Series
2000 RB (INS-Financial Security Assurance Inc.)
    5.50%, 12/01/09                                               (e)               AAA        Aaa          1,000          1,069,370
------------------------------------------------------------------------------------------------------------------------------------
Tangipahoa (Parish of) Hospital Service District
#1 (North Oaks Medical Center Project); Refunding
         Hospital Series 2003 A RB
    5.38%, 02/01/15                                                                   A         --          1,000          1,057,270
====================================================================================================================================
                                                                                                                          12,139,785
====================================================================================================================================

MASSACHUSETTS--2.92%

Massachusetts (State of); Consumer Lien Limited
Tax Series 2000 A GO
    5.75%, 02/01/09                                                                  AA        Aa2          5,000          5,338,400
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts (State of); Refunding Limited Tax
Series 1997 A GO (INS-Financial Guaranty
Insurance Co.)
    5.75%, 08/01/08                                               (e)               AAA        Aaa          5,000          5,298,300
====================================================================================================================================
                                                                                                                          10,636,700
====================================================================================================================================

TFI-QTR-1                             F-7

                                                                                                          PRINCIPAL
                                                                                       RATINGS     (a)     AMOUNT
                                                                                    S&P      MOODY'S        (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------------

MICHIGAN--1.57%

Detroit (City of); Refunding Unlimited Tax Series 1997 B GO
(INS-MBIA Insurance Corp.)
    5.38%, 04/01/10                                               (e)               AAA        Aaa         $1,630         $1,713,505
------------------------------------------------------------------------------------------------------------------------------------
Hartland (City of) Consolidated School District;
Refunding Unlimited Tax Series 2001 GO
(CEP-Michigan School Bond Loan Fund)
    5.50%, 05/01/11                                                                  AA        Aa2          1,000          1,092,240
------------------------------------------------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Detroit
Edison Co.); Refunding Limited Obligation Series
1995 CC RB (INS-Ambac Assurance Corp.)
    4.85%, 09/01/11                                               (d)(e)             --        Aaa          1,000          1,043,110
------------------------------------------------------------------------------------------------------------------------------------
Taylor (City of); Series 2001 COP (INS-Ambac
Assurance Corp.)
    5.00%, 02/01/11                                               (e)               AAA        Aaa            495            529,695
------------------------------------------------------------------------------------------------------------------------------------
Troy (City of) Downtown Development Authority; Refunding &
Development Tax Allocation Series 2001 RB (INS-MBIA Insurance
Corp.)
    5.00%, 11/01/10                                               (e)               AAA        Aaa          1,265          1,353,095
====================================================================================================================================
                                                                                                                           5,731,645
====================================================================================================================================

MINNESOTA--1.21%

Osseo (City of) Independent School District #279;
Refunding Unlimited Tax Series 2001 B GO
(CEP-Minnesota School District Enhancement
Program)
    5.00%, 02/01/11                                                                  --        Aa2          1,000          1,054,890
------------------------------------------------------------------------------------------------------------------------------------
Saint Cloud (City of) (Saint Cloud Hospital Obligated Group);
Health Care Series 2000 A RB (INS-Financial Security
Assurance Inc.)
    5.50%, 05/01/06                                               (e)                --        Aaa            600            603,678
------------------------------------------------------------------------------------------------------------------------------------
Western Minnesota Municipal Power Agency;
Refunding Series 2001 A RB (INS-Ambac Assurance
Corp.)
    5.50%, 01/01/10                                               (e)                --        Aaa          1,245          1,340,305
------------------------------------------------------------------------------------------------------------------------------------
Western Minnesota Municipal Power Agency;
Refunding Series 2001 A RB (INS-Ambac Assurance
Corp.)
    5.50%, 01/01/11                                               (e)                --        Aaa          1,300          1,416,207
====================================================================================================================================
                                                                                                                           4,415,080
====================================================================================================================================

MISSISSIPPI--0.48%

Rankin (County of) School District; Unlimited Tax
Series 2001 GO (INS-Financial Security Assurance
Inc.)
    5.00%, 10/01/11                                               (e)               AAA        Aaa          1,625          1,743,658
====================================================================================================================================

TFI-QTR-1                             F-8

                                                                                                          PRINCIPAL
                                                                                       RATINGS     (a)     AMOUNT
                                                                                    S&P      MOODY'S        (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------------

MISSOURI--1.03%

Missouri (State of) Health & Educational Facilities Authority
(Freeman Health Systems Project); Health Facilities Series
1998 RB (INS-ACA Financial Guaranty Corp.)
    4.85%, 02/15/07                                               (e)                 A         --         $1,000         $1,010,300
------------------------------------------------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational Facilities Authority
(Freeman Health Systems Project); Health Facilities Series
1998 RB (INS-ACA Financial Guaranty Corp.)
    5.00%, 02/15/08                                               (e)                 A         --            515            525,516
------------------------------------------------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
Facilities Authority (Saint Luke's
Episcopal-Presbyterian Hospital); Health
Facilities Series 2001 RB (INS-Financial Security
Assurance Inc.)
    5.25%, 12/01/09                                               (e)               AAA        Aaa          1,000          1,065,590
------------------------------------------------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
Facilities Authority (Webster University);
Educational Facilities Series 2001 RB (INS-MBIA
Insurance Corp.)
    5.00%, 04/01/11                                               (e)                --        Aaa          1,075          1,152,583
====================================================================================================================================
                                                                                                                           3,753,989
====================================================================================================================================

NEVADA--0.43%

Nevada (State of); Capital Improvement & Cultural
Affairs Limited Tax Series 1999 A GO
    5.00%, 02/01/10                                                                  AA        Aa1          1,500          1,575,750
------------------------------------------------------------------------------------------------------------------------------------

NEW JERSEY--2.36%

New Jersey (State of) Transportation Trust Fund
Authority; Transportation System Series 1999 A RB
    5.50%, 06/15/10                                                                 AA-         A1          8,020          8,616,688
====================================================================================================================================

NEW YORK--5.35%

Babylon (City of); ARS Convention Unlimited Tax Series 2004
GO (INS-Ambac Assurance Corp.)
    5.00%, 01/01/15                                               (e)                --        Aaa          1,000          1,086,680
====================================================================================================================================
Nassau (County of); General Improvements
Unlimited Tax Series 1997 V GO (INS-Ambac
Assurance Corp.)
    5.15%, 03/01/07                                               (e)               AAA        Aaa          2,500          2,555,350
------------------------------------------------------------------------------------------------------------------------------------
New York (City of) Metropolitan Transportation Authority
(Triborough Bridge & Tunnel); Series 1999 A COP (INS-Ambac
Assurance Corp.)
    5.00%, 01/01/08                                               (e)               AAA        Aaa          1,000          1,033,240
------------------------------------------------------------------------------------------------------------------------------------

TFI-QTR-1                             F-9

                                                                                                         PRINCIPAL
                                                                                       RATINGS      (a)   AMOUNT
                                                                                    S&P      MOODY'S       (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK--(CONTINUED)

New York (State of) Dormitory Authority (Frances Schervier
Obligated Group); Series 1997 RB (INS-Financial Security
Assurance Inc.)
    5.50%, 07/01/10                                               (e)               AAA        Aaa         $1,205         $1,302,231
------------------------------------------------------------------------------------------------------------------------------------
New York (State of) Dormitory Authority (Mental
Health Services); Prefunded Series 1997 A RB
    6.00%, 02/15/07                                               (c)(d)            AA-         A1              5              5,248
------------------------------------------------------------------------------------------------------------------------------------
New York (State of) Dormitory Authority (Mental
Health Services); Unrefunded Series 1997 A RB
    6.00%, 08/15/07                                                                 AA-         A1          1,770          1,837,526
------------------------------------------------------------------------------------------------------------------------------------
New York (State of) Dormitory Authority (Pace
        University); Series 1997 RB
    6.00%, 07/01/07                                               (c)               AAA        Aaa          1,275          1,326,497
------------------------------------------------------------------------------------------------------------------------------------
New York (State of) Local Government Assistance
Corp.; Refunding Series 1996 A RB (INS-Ambac
Assurance Corp.)
    5.13%, 04/01/10                                               (e)               AAA        Aaa          5,000          5,158,250
------------------------------------------------------------------------------------------------------------------------------------
New York (State of) Thruway Authority; Series
1997 D RB
    5.40%, 01/01/07                                               (c)(d)            AA-        Aa3          5,000          5,203,150
====================================================================================================================================
                                                                                                                          19,508,172
====================================================================================================================================

NORTH CAROLINA--4.64%

Charlotte (City of); Refunding Unlimited Tax
Series 1998 GO
    5.25%, 02/01/10                                                                 AAA        Aaa          5,000          5,244,450
------------------------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Eastern Municipal Power
Agency; Refunding Power System Series 1993 B RB
        (INS-MBIA Insurance Corp.)
    7.00%, 01/01/08                                               (e)               AAA        Aaa          1,000          1,071,060
------------------------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Municipal Power Agency
#1 (Catawba); Electric Series 1999 A RB (INS-MBIA
Insurance Corp.)
    6.00%, 01/01/07                                               (e)               AAA        Aaa          4,330          4,438,986
------------------------------------------------------------------------------------------------------------------------------------
North Carolina (State of); Public Improvements
      Unlimited Tax Series 1999 A GO
    5.25%, 03/01/09                                               (c)(d)            AAA        Aa1          5,000          5,301,450
------------------------------------------------------------------------------------------------------------------------------------
Winston-Salem (City of); Series 2001 C COP
    4.75%, 06/01/11                                                                 AA+        Aa2            795            840,323
====================================================================================================================================
                                                                                                                          16,896,269
====================================================================================================================================

NORTH DAKOTA--0.49%

Burleigh (County of) (Medcenter One, Inc.);
Refunding Health Care Series 1999 RB (INS-MBIA
Insurance Corp.)
    5.25%, 05/01/09                                               (e)               AAA        Aaa          1,695          1,790,462
====================================================================================================================================

TFI-QTR-1                             F-10

                                                                                                          PRINCIPAL
                                                                                       RATINGS     (a)     AMOUNT
                                                                                    S&P      MOODY'S        (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------------

OHIO--0.60%

Greene (County of) Water System; Series 1996 A RB
    5.45%, 12/01/06                                               (c)               AAA        Aaa         $  585         $  596,530
------------------------------------------------------------------------------------------------------------------------------------
Northeast Regional Sewer District; Wastewater
Refunding & Improvement Series 2005 RB
    5.00%, 11/15/15                                                                  AA        Aa2          1,000          1,095,290
------------------------------------------------------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial Hospital);
Hospital Series 1999 RB (INS-Ambac Assurance
Corp.)
    5.15%, 11/15/08                                               (e)               AAA        Aaa            465            487,246
====================================================================================================================================
                                                                                                                           2,179,066
====================================================================================================================================

OKLAHOMA--1.75%

Grady (County of) Industrial Authority; Correctional
Facilities Lease Series 1999 RB (INS-MBIA Insurance Corp.
    5.38%, 11/01/09                                               (e)               AAA        Aaa            285            295,847
------------------------------------------------------------------------------------------------------------------------------------
Grand River Dam Authority; Refunding Series 1993
RB (INS-Ambac Assurance Corp.)
    5.50%, 06/01/09                                               (e)               AAA        Aaa          2,000          2,141,240
------------------------------------------------------------------------------------------------------------------------------------
Mustang (City of) Improvement Authority; Utility
Series 1999 RB (INS-Financial Security Assurance
Inc.)
    5.25%, 10/01/09                                               (e)                --        Aaa            950          1,013,232
------------------------------------------------------------------------------------------------------------------------------------
Norman (City of) Regional Hospital Authority;
Refunding Hospital Series 1996 A RB (INS-MBIA
Insurance Corp.)
    5.30%, 09/01/07                                               (e)               AAA        Aaa          1,090          1,125,501
------------------------------------------------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance Authority
(Oklahoma Hospital Association); Pooled Health
Facilities Series 2000 A RB (INS-Ambac Assurance
Corp.)
    5.25%, 06/01/06                                               (e)               AAA        Aaa            575            579,474
------------------------------------------------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance Authority
(Oklahoma Hospital Association); Pooled Health
Facilities Series 2000 A RB (INS-Ambac Assurance
Corp.)
    5.25%, 06/01/08                                               (e)               AAA        Aaa            640            667,405
------------------------------------------------------------------------------------------------------------------------------------
Okmulgee (County of) Governmental Building Authority; First
Mortgage Sales Tax Series 2000 RB (INS-MBIA Insurance Corp.)
    5.60%, 03/01/10                                               (e)                --        Aaa            545            567,329
====================================================================================================================================
                                                                                                                           6,390,028
====================================================================================================================================

TFI-QTR-1                             F-11

                                                                                                          PRINCIPAL
                                                                                       RATINGS     (a)     AMOUNT
                                                                                    S&P      MOODY'S        (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------------

OREGON--1.21%

Grand Ronde Community Confederated Tribes;
Governmental Facilities & Infrastructure
Unlimited Tax Series 1997 GO (INS-Ambac Assurance
Corp.)
    5.00%, 12/01/07 (Acquired 12/22/97; Cost
$1,145,000)                                                       (e)(f)            AAA         --         $1,145         $1,179,991
------------------------------------------------------------------------------------------------------------------------------------
Multnomah (County of); Limited Tax Series 2000 A
GO
    5.00%, 04/01/10                                                                  --        Aa2          1,000          1,060,180
------------------------------------------------------------------------------------------------------------------------------------
Portland (City of) Community College District;
      Unlimited Tax Series 2001 B GO
    5.25%, 06/01/11                                                                  AA        Aa2          2,000          2,164,800
====================================================================================================================================
                                                                                                                           4,404,971
====================================================================================================================================

PENNSYLVANIA--1.39%

Allegheny (County of) Sanitation Authority;
Refunding Sewer Series 2005 A RB (INS-MBIA
Insurance Corp.)
    5.00%, 12/01/14                                               (e)               AAA        Aaa          1,000          1,092,280
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania (State of); First Unlimited Tax Series 2000 GO
(INS-MBIA Insurance Corp.)
    5.50%, 01/15/08                                               (e)               AAA        Aaa          1,000          1,042,000
------------------------------------------------------------------------------------------------------------------------------------
Philadelphia (City of) School District; Refunding
Unlimited Tax Series 1999 D GO (INS-MBIA
Insurance Corp.)
    5.50%, 03/01/08                                               (e)               AAA        Aaa          2,000          2,089,040
------------------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority (Chester Upland School
District Project); Series 2001 RB (INS-Financial Security
Assurance Inc.)
    4.80%, 11/15/10                                               (e)               AAA        Aaa            785            833,105
====================================================================================================================================
                                                                                                                           5,056,425
====================================================================================================================================

PUERTO RICO--0.44%

Children's Trust Fund; Tobacco Settlement Series
2000 RB
    5.00%, 07/01/08                                               (c)               AAA        NRR            500            519,785
------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico (Country of) Municipal Finance Agency; Refunding
Unlimited Tax Series 2005 B GO (INS-CIFG Assurance North
America, Inc.)
    5.00%, 07/01/14                                               (e)               AAA        Aaa          1,000          1,086,370
====================================================================================================================================
                                                                                                                           1,606,155
====================================================================================================================================

RHODE ISLAND--0.25%

Woonsocket (City of); Unlimited Tax Series 2000 GO
(INS-Financial Guaranty Insurance Co.)
    5.25%, 10/01/10                                               (e)                --        Aaa            840            906,679
====================================================================================================================================

SOUTH CAROLINA--2.59%

Berkeley (County of) School District (Berkeley
School Facilities Group Inc.); Series 1995 COP
    5.05%, 02/01/07                                               (c)               AAA        Aaa          1,835          1,855,644
------------------------------------------------------------------------------------------------------------------------------------

TFI-QTR-1                             F-12

                                                                                                          PRINCIPAL
                                                                                       RATINGS     (a)     AMOUNT
                                                                                    S&P      MOODY'S        (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------------

SOUTH CAROLINA--(CONTINUED) Piedmont (City of) Municipal

Power Agency; Refunding Electric Series 1996 B RB
(INS-Financial Guaranty Insurance Co.)
    5.25%, 01/01/08                                               (e)               AAA        Aaa         $4,000         $4,138,120
------------------------------------------------------------------------------------------------------------------------------------
South Carolina (State of) Public Service
Authority; Series 1999 A RB (INS-MBIA Insurance
Corp.)
    5.50%, 01/01/10                                               (e)               AAA        Aaa          1,000          1,080,040
------------------------------------------------------------------------------------------------------------------------------------
South Carolina (State of) Transportation
Infrastructure Bank; Series 1999 A RB (INS-Ambac
Assurance Corp.)
    5.50%, 10/01/09                                               (e)               AAA        Aaa          1,180          1,270,978
------------------------------------------------------------------------------------------------------------------------------------
South Carolina (State of); Capital Improvements
      Unlimited Tax Series 2001 B GO
    5.50%, 04/01/11                                                                 AA+        Aaa          1,000          1,097,430
====================================================================================================================================
                                                                                                                           9,442,212
====================================================================================================================================

SOUTH DAKOTA--1.16%

South Dakota (State of) Building Authority;
Refunding Series 2005 C RB (INS-Financial
Security Assurance Inc.)
    5.00%, 09/01/15                                               (e)               AAA        Aaa          1,085          1,180,209
------------------------------------------------------------------------------------------------------------------------------------
South Dakota (State of) Health & Educational
Facilities Authority (McKennan Hospital);
Refunding Series 1996 RB (INS-MBIA Insurance
Corp.)
    5.40%, 07/01/06                                               (e)               AAA        Aaa          1,680          1,696,884
------------------------------------------------------------------------------------------------------------------------------------
South Dakota (State of) Health & Educational
Facilities Authority (Rapid City Regional
Hospital); Series 2001 RB (INS-MBIA Insurance
Corp.)
    5.00%, 09/01/09                                               (e)               AAA        Aaa          1,290          1,356,254
====================================================================================================================================
                                                                                                                           4,233,347
====================================================================================================================================

TENNESSEE--0.73%

Memphis (City of) Sanitation; Sewer System Series
2000 RB
    5.35%, 05/01/09                                                                  AA         A2            525            552,741
------------------------------------------------------------------------------------------------------------------------------------
Tennergy Corp.; Gas Series 1999 RB
    4.13%, 06/01/09                                               (c)               AAA        Aaa          1,000          1,023,430
------------------------------------------------------------------------------------------------------------------------------------
Tennessee (State of) School Bond Authority;
Higher Educational Facilities Second Program
Series 2002 A RB (INS-Financial Security
Assurance Inc.)
    5.00%, 05/01/11                                               (e)               AAA        Aaa          1,000          1,073,220
====================================================================================================================================
                                                                                                                           2,649,391
====================================================================================================================================

TFI-QTR-1                             F-13

                                                                                                          PRINCIPAL
                                                                                       RATINGS     (a)     AMOUNT
                                                                                    S&P      MOODY'S        (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------------

TEXAS--20.08%

Amarillo (City of) Health Facilities Corp.
(Baptist Saint Anthony's Hospital Corp.); Series
1998 RB (INS-Financial Security Assurance Inc.)
    5.50%, 01/01/10                                               (e)                --        Aaa         $1,275         $1,367,195
------------------------------------------------------------------------------------------------------------------------------------
Arlington (City of) Independent School District;
Unlimited Tax Series 2000 GO (CEP-Texas Permanent
School Fund)
    5.25%, 02/15/08                                                                  --        Aaa          1,000          1,038,380
------------------------------------------------------------------------------------------------------------------------------------
Austin (City of); Limited Tax Certificates Series
2001 GO
    5.00%, 09/01/11                                                                 AA+        Aa2          1,900          2,031,917
------------------------------------------------------------------------------------------------------------------------------------
Brownsville (City of); Limited Tax Certificates
Series 2001 GO (INS-Financial Guaranty Insurance
Co.)
    5.25%, 02/15/10                                               (e)               AAA        Aaa          1,055          1,128,006
------------------------------------------------------------------------------------------------------------------------------------
Canadian River Municipal Water Authority
(Conjunctive Use Groundwater Project); Refunding
Contract Series 1999 RB
    5.00%, 02/15/10                                               (c)               AAA        Aaa          2,655          2,768,156
------------------------------------------------------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
Refunding Series 1999 RB
    5.50%, 10/01/09                                                                 AA+        Aa2          1,500          1,607,460
------------------------------------------------------------------------------------------------------------------------------------
Garland (City of); Limited Tax Certificates Series 2001 GO
(INS-MBIA Insurance Corp.)
    5.25%, 02/15/11                                               (e)               AAA        Aaa          2,435          2,629,216
------------------------------------------------------------------------------------------------------------------------------------
Harris (County of) Health Facilities Development
Corp. (CHRISTUS Health); Series 1999 A RB
    5.38%, 07/01/08                                               (c)               AAA        Aaa            120            125,814
------------------------------------------------------------------------------------------------------------------------------------
Harris (County of) Health Facilities Development
Corp. (CHRISTUS Health); Unrefunded Series 1999 A
RB (INS-MBIA Insurance Corp.)
    5.38%, 07/01/08                                               (e)               AAA        Aaa            880            916,230
------------------------------------------------------------------------------------------------------------------------------------
Harris (County of) Health Facilities Development
Corp. (Memorial Hermann Hospital System Project);
Hospital Series 1998 RB (INS-Financial Security
Assurance Inc.)
    5.50%, 06/01/09                                               (e)               AAA        Aaa          5,500          5,860,965
------------------------------------------------------------------------------------------------------------------------------------
Harris (County of) Health Facilities Development
Corp. (Texas Children's Hospital Project);
         Hospital Series 1999 A RB
    5.00%, 10/01/09                                                                  AA        Aa2          1,920          1,998,125
------------------------------------------------------------------------------------------------------------------------------------
Harris (County of)-Houston Sports Authority;
Refunding Sr. Lien Series 2001 A RB (INS-MBIA
Insurance Corp.)
    5.50%, 11/15/09                                               (e)               AAA        Aaa          1,670          1,796,452
------------------------------------------------------------------------------------------------------------------------------------

TFI-QTR-1                             F-14

                                                                                                          PRINCIPAL
                                                                                       RATINGS     (a)     AMOUNT
                                                                                    S&P      MOODY'S        (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------------

TEXAS--(CONTINUED)

Houston (City of) Convention & Entertainment
Facilities Department; Hotel Occupancy Tax &
Special Revenue Series 2001 B RB (INS-Ambac
Assurance Corp.)
    5.25%, 09/01/10                                               (e)               AAA        Aaa         $2,865         $3,082,368
------------------------------------------------------------------------------------------------------------------------------------
Houston (City of) Convention & Entertainment
Facilities Department; Hotel Occupancy Tax &
Special Revenue Series 2001 B RB (INS-Ambac
Assurance Corp.)
    5.25%, 09/01/11                                               (e)               AAA        Aaa          2,360          2,560,057
------------------------------------------------------------------------------------------------------------------------------------
Houston (City of) Convention & Entertainment
Facilities Department; Hotel Occupancy Tax &
Special Revenue Series 2001 B RB (INS-Ambac
Assurance Corp.)
    5.50%, 09/01/11                                               (e)               AAA        Aaa          2,460          2,699,752
------------------------------------------------------------------------------------------------------------------------------------
Houston (City of) Convention & Entertainment
Facilities Department; Refunding Hotel Occupancy
Tax & Special Revenue Series 2001 A RB (INS-Ambac
Assurance Corp.)
    5.50%, 09/01/10                                               (e)               AAA        Aaa          3,000          3,259,590
------------------------------------------------------------------------------------------------------------------------------------
Houston (City of) Convention & Entertainment
Facilities Department; Refunding Hotel Occupancy
Tax & Special Revenue Series 2001 A RB (INS-Ambac
Assurance Corp.)
    5.50%, 09/01/11                                               (e)               AAA        Aaa          4,000          4,389,840
------------------------------------------------------------------------------------------------------------------------------------
Houston (City of); Refunding Public Improvements
Limited Tax Series 2000 GO (INS-Financial
Security Assurance Inc.)
    5.50%, 03/01/09                                               (e)               AAA        Aaa          1,000          1,062,900
------------------------------------------------------------------------------------------------------------------------------------
Katy (City of) Independent School District;
Unlimited Tax Series 1999 A GO (CEP-Texas
Permanent School Fund)
    5.20%, 02/15/10                                                                 AAA        Aaa          1,285          1,351,524
------------------------------------------------------------------------------------------------------------------------------------
La Joya (City of) Independent School District;
Unlimited Tax Series 1998 GO (CEP-Texas Permanent
School Fund)
    5.38%, 02/15/08                                               (c)(d)            AAA        Aaa          1,535          1,598,426
------------------------------------------------------------------------------------------------------------------------------------
Lower Colorado River Authority; Refunding Series 1999 B RB
(INS-Financial Security Assurance Inc.)
    6.00%, 05/15/10                                               (e)               AAA        Aaa          1,470          1,603,976
------------------------------------------------------------------------------------------------------------------------------------
Lubbock (City of); Limited Tax Certificates
Series 1999 GO
    5.00%, 02/15/09                                               (c)(d)            AA-         A1            680            712,456
------------------------------------------------------------------------------------------------------------------------------------
McKinney (City of); Limited Tax Series 2000 GO (INS-Financial
Guaranty Insurance Co.)
    5.25%, 08/15/10                                               (e)               AAA        Aaa            500            529,595
------------------------------------------------------------------------------------------------------------------------------------

TFI-QTR-1                             F-15

                                                                                                          PRINCIPAL
                                                                                       RATINGS     (a)     AMOUNT
                                                                                    S&P      MOODY'S        (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------------

TEXAS--(CONTINUED)

McKinney (City of); Waterworks & Sewer Series 2000 RB
(INS-Financial Guaranty Insurance Co.)
    5.25%, 03/15/09                                               (e)               AAA        Aaa         $  685         $  724,298
------------------------------------------------------------------------------------------------------------------------------------
McKinney (City of); Waterworks & Sewer Series 2000 RB
(INS-Financial Guaranty Insurance Co.)
    5.25%, 03/15/10                                               (e)               AAA        Aaa            725            765,238
------------------------------------------------------------------------------------------------------------------------------------
North Texas Municipal Water District; Regional
Wastewater Series 2001 RB (INS-Financial Guaranty
Insurance Co.)
    5.00%, 06/01/12                                               (e)               AAA        Aaa            825            879,599
------------------------------------------------------------------------------------------------------------------------------------
North Texas Municipal Water District; Water System Series
2001 RB (INS-MBIA Insurance Corp.)
    5.00%, 09/01/11                                               (e)               AAA        Aaa          1,040          1,112,207
------------------------------------------------------------------------------------------------------------------------------------
Plano (City of); Limited Tax Series 2000 GO
    5.13%, 09/01/07                                                                 AAA        Aaa            535            550,670
------------------------------------------------------------------------------------------------------------------------------------
San Antonio (City of); Prerefunded Electric & Gas
Series 1998 A RB
    5.25%, 02/01/09                                               (c)(d)            AAA        Aa1          3,575          3,801,762
------------------------------------------------------------------------------------------------------------------------------------
San Antonio (City of); Refunding Limited Tax
Series 1998 A GO
    5.00%, 02/01/09                                               (c)(d)            AA+        Aa2             10             10,472
------------------------------------------------------------------------------------------------------------------------------------
San Antonio (City of); Refunding Limited Tax
Series 1998 A GO
    5.00%, 02/01/11                                                                 AA+        Aa2          1,490          1,554,964
------------------------------------------------------------------------------------------------------------------------------------
San Antonio (City of); Unrefunded Electric & Gas
Series 1994 RB
    5.00%, 02/01/12                                                                  AA        Aa1          2,375          2,548,161
------------------------------------------------------------------------------------------------------------------------------------
San Antonio (City of); Unrefunded Electric & Gas
Series 1998 A RB
    5.25%, 02/01/10                                                                  AA        Aa1          5,540          5,888,078
------------------------------------------------------------------------------------------------------------------------------------
Southlake (City of); Limited Tax Increment
Certificates Series 2000 E GO (INS-Ambac
Assurance Corp.)
    5.00%, 02/15/11                                               (e)               AAA        Aaa            635            662,826
------------------------------------------------------------------------------------------------------------------------------------
Southlake (City of); Waterworks & Sewer Limited
Tax Certificates Series 2000 A GO (INS-Ambac
Assurance Corp.)
    5.40%, 02/15/09                                               (e)               AAA        Aaa            250            264,785
------------------------------------------------------------------------------------------------------------------------------------
Southlake (City of); Waterworks & Sewer Limited
Tax Certificates Series 2000 A GO (INS-Ambac
Assurance Corp.)
    5.45%, 02/15/10                                               (e)               AAA        Aaa            235            248,816
------------------------------------------------------------------------------------------------------------------------------------
Tarrant (County of) Junior College District;
        Limited Tax Series 1994 GO
    5.05%, 02/15/07                                               (c)(d)            AAA        Aaa          1,425          1,451,933
------------------------------------------------------------------------------------------------------------------------------------
Texas A&M University Financing System; Series
2001 B RB
    5.38%, 05/15/09                                                                 AA+        Aa1          1,260          1,338,763
------------------------------------------------------------------------------------------------------------------------------------
Texas Tech University Financing System; Refunding
& Improvement Series 1999 6 RB (INS-Ambac
Assurance Corp.)
    5.25%, 02/15/11                                               (e)               AAA        Aaa          5,000          5,263,150
====================================================================================================================================
                                                                                                                          73,184,122
====================================================================================================================================

TFI-QTR-1                             F-16

                                                                                                          PRINCIPAL
                                                                                       RATINGS     (a)     AMOUNT
                                                                                    S&P      MOODY'S        (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------------

UTAH--1.82%

Salt Lake (County of) (IHC Health Services Inc.);
Hospital Series 2001 RB (INS-Ambac Assurance
Corp.)
    5.50%, 05/15/08                                               (e)               AAA        Aaa         $2,000         $2,093,040
------------------------------------------------------------------------------------------------------------------------------------
Salt Lake (County of) (IHC Health Services Inc.);
Hospital Series 2001 RB (INS-Ambac Assurance
Corp.)
    5.50%, 05/15/09                                               (e)               AAA        Aaa          1,000          1,064,810
------------------------------------------------------------------------------------------------------------------------------------
Salt Lake City (City of); Unlimited Tax Series
1999 GO
    5.25%, 06/15/09                                                                  --        Aaa            900            955,179
------------------------------------------------------------------------------------------------------------------------------------
Spanish Fork (City of); Electric Series 2000 RB (INS-Ambac
Assurance Corp.)
    5.00%, 08/15/09                                               (e)                --        Aaa            630            664,178
------------------------------------------------------------------------------------------------------------------------------------
Spanish Fork (City of); Electric Series 2000 RB (INS-Ambac
Assurance Corp.)
    5.00%, 08/15/10                                               (e)                --        Aaa            660            702,662
------------------------------------------------------------------------------------------------------------------------------------
Tooele (County of) School District; Unlimited Tax
Series 2001 GO (CEP-Utah School Bond Guaranty)
    4.50%, 06/01/11                                                                 AAA        Aaa          1,075          1,123,719
------------------------------------------------------------------------------------------------------------------------------------
Utah (State of) Housing Finance Agency; Single
Family Housing Mortgage Series 1999 E-1-I RB
(CEP-FHA, VA)
    5.05%, 07/01/07                                                                  AA        Aaa             30             29,973
====================================================================================================================================
                                                                                                                           6,633,561
====================================================================================================================================

VIRGINIA--0.93%

Norton (City of) Industrial Development Authority
(Norton Community Hospital); Refunding &
Improvement Hospital Series 2001 RB (INS-ACA
Financial Guaranty Corp.)
    5.13%, 12/01/10                                               (e)                 A         --          1,315          1,353,096
------------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority (Riverside Health
System Project); Refunding Health System Series
1998 RB
    5.00%, 07/01/06                                                                  AA        Aa3          1,000          1,008,320
------------------------------------------------------------------------------------------------------------------------------------
Virginia (State of) Public School Authority;
Refunding School Financing Series 1997 I RB
    5.25%, 08/01/07                                               (c)               AA+        Aa1             10             10,304
------------------------------------------------------------------------------------------------------------------------------------
Virginia (State of) Public School Authority;
Refunding School Financing Series 1997 I RB
    5.25%, 08/01/07                                                                 AA+        Aa1            990          1,019,779
====================================================================================================================================
                                                                                                                           3,391,499
====================================================================================================================================

TFI-QTR-1                             F-17

                                                                                                          PRINCIPAL
                                                                                       RATINGS     (a)     AMOUNT
                                                                                    S&P      MOODY'S        (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------------

WASHINGTON--9.72%

Energy Northwest (Project #3); Refunding Electric
Series 2001 A RB (INS-Financial Security
Assurance Inc.)
    5.50%, 07/01/10                                               (e)               AAA        Aaa         $2,000         $2,163,100
------------------------------------------------------------------------------------------------------------------------------------
Energy Northwest (Project #3); Refunding Electric
Series 2001 A RB (INS-Financial Security
Assurance Inc.)
    5.50%, 07/01/11                                               (e)               AAA        Aaa          7,500          8,192,250
------------------------------------------------------------------------------------------------------------------------------------
Mason (County of) School District #309 (Shelton);
Unlimited Tax Series 2001 GO (INS-Financial
Guaranty Insurance Co.)
    5.00%, 12/01/09                                               (e)                --        Aaa            675            714,420
------------------------------------------------------------------------------------------------------------------------------------
Seattle (City of); Refunding Municipal Light &
Power Improvements Series 2001 RB (INS-Financial
Security Assurance Inc.)
    5.25%, 03/01/11                                               (e)               AAA        Aaa          3,000          3,241,140
------------------------------------------------------------------------------------------------------------------------------------
Snohomish (County of) School District #16 (Arlington);
Unlimited Tax Series 2000 GO (INS-Financial Guaranty
Insurance Co.)
    5.40%, 12/01/08                                               (e)                --        Aaa            915            967,009
------------------------------------------------------------------------------------------------------------------------------------
Snohomish (County of); Limited Tax Series 2001 GO
    5.25%, 12/01/11                                                                  AA        Aa3          2,685          2,897,947
------------------------------------------------------------------------------------------------------------------------------------
Spokane (City of); Unlimited Tax Series 1999 B GO
    5.40%, 01/01/10                                                                 AA-         A2          2,075          2,155,365
------------------------------------------------------------------------------------------------------------------------------------
Washington (State of) (Department of Ecology);
Refunding Series 2001 COP (INS-Ambac Assurance
Corp.)
    4.75%, 04/01/11                                               (e)               AAA        Aaa          5,310          5,528,719
------------------------------------------------------------------------------------------------------------------------------------
Washington (State of) Public Power Supply System
(Nuclear Project #1); Refunding Series 1996 C RB
        (INS-Ambac Assurance Corp.)
    6.00%, 07/01/09                                               (e)               AAA        Aaa          5,100          5,517,027
------------------------------------------------------------------------------------------------------------------------------------
Washington (State of) Public Power Supply System
(Nuclear Project #2); Refunding Series 1997 A RB
    6.00%, 07/01/07                                               (c)               AAA        Aaa          1,000          1,039,650
------------------------------------------------------------------------------------------------------------------------------------
Washington (State of); Refunding Unlimited Tax
Series 1999 R-2000A GO
    5.50%, 01/01/08                                                                  AA        Aa1          1,135          1,181,796
------------------------------------------------------------------------------------------------------------------------------------
Washington (State of); Refunding Unlimited Tax
Series 2001 R-A GO
    5.00%, 09/01/10                                                                  AA        Aa1          1,745          1,852,614
====================================================================================================================================
                                                                                                                          35,451,037
====================================================================================================================================

TFI-QTR-1                             F-18

                                                                                                          PRINCIPAL
                                                                                       RATINGS     (a)     AMOUNT
                                                                                    S&P      MOODY'S        (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------------

WISCONSIN--2.61%

Fond du Lac (City of) School District; Refunding
       Unlimited Tax Series 2000 GO
    5.25%, 04/01/10                                               (c)(d)            NRR        Aaa         $1,000         $1,072,810
------------------------------------------------------------------------------------------------------------------------------------
Two Rivers (City of) Public School District; Refunding
Unlimited Tax Series 2000 GO (INS-Financial Security
Assurance Inc.)
    5.50%, 03/01/08                                               (e)                --        Aaa            680            710,274
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational Facilities
Authority (Marshfield Clinic); Series 1997 RB (INS-MBIA
Insurance Corp.)
    5.20%, 02/15/07                                               (e)               AAA        Aaa          2,210          2,253,670
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
Facilities Authority (Thedacare Inc.); Series
2005 RB (INS-Ambac Assurance Corp.)
    5.00%, 12/15/13                                               (e)                --        Aaa            550            591,366
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of); Refunding Unlimited Tax
Series 1993 2 GO
    5.13%, 11/01/11                                                                 AA-        Aa3          2,000          2,154,460
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of); Unlimited Tax Series 1999 C
GO
    5.75%, 05/01/10                                                                 AA-        Aa3          2,500          2,723,675
====================================================================================================================================
                                                                                                                           9,506,255
====================================================================================================================================
TOTAL INVESTMENTS--100.19%  (Cost $351,490,364)                                                                          365,235,554
====================================================================================================================================
OTHER ASSETS LESS LIABILITIES--(0.19%)                                                                                     (689,642)
====================================================================================================================================
NET ASSETS--100.00%                                                                                                     $364,545,912
====================================================================================================================================

INVESTMENT ABBREVIATIONS:
BAN                                               Bond Anticipation Note
CEP                                               Credit Enhancement Provider
COP                                               Certificate of Participation
FHA                                               Federal Housing Administration
FmHA                                              Farmers Home Administration
GO                                                General Obligation Bonds
INS                                               Insurer
Jr.                                               Junior
NRR                                               Not Re-Rated
RB                                                Revenue Bonds
Sr.                                               Senior
Sub.                                              Subordinated
VA                                                Department of Veteran Affairs
VRD                                               Variable Rate Demand
Wts.                                              Warrants

TFI-QTR-1                             F-19

         NOTES TO SCHEDULE OF INVESTMENTS:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations or other highly rated collateral).

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at December 31, 2005 was $365,235,554, which represented 100.19% of the Fund's Net Assets. See Note 1A.

(c) Advance refunded; secured by an escrow fund of U.S. Treasury obligations or other highly rated collateral.

(d) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e) Principal and/or interest payments are secured by the bond insurance company listed.

(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at December 31, 2005 represented 0.32% of the Fund's Net Assets. This security is not considered to be illiquid.


         See accompanying notes which are an integral part of this schedule.

TFI-QTR-1                             F-20

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2005
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

                  Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are recorded at par.

                  Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

                  Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain
         (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

                  The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

TFI-QTR-1                             F-21

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended December 31, 2005 was $32,612,438 and $23,500,993, respectively.

                            UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------------------------------------------

Aggregate unrealized appreciation of investment securities                                                             $ 13,810,020
------------------------------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                                                (64,830)
====================================================================================================================================
Net unrealized appreciation of investment securities                                                                   $ 13,745,190
====================================================================================================================================
Investments have the same cost for tax and financial statement purposes

TFI-QTR-1                             F-22

Item 2. Controls and Procedures.

     (a) As of December 15, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of December 15, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Tax-Exempt Funds


By: /s/ ROBERT H. GRAHAM
    --------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: March 1, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ ROBERT H. GRAHAM
    --------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: March 1, 2006


By: /s/ SIDNEY M. DILGREN
    --------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: March 1, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.